AIT Vision Fund

Investment Results - For the Fiscal Year Ended October 31, 1997


Dear Fellow Shareholders:

As of the fiscal year ended October 31, 1997, the AIT Vision Fund appreciated by 19.9% and 24.6% over the trailing six months and one year, respectively. According to Lipper Analytical Services, Inc. the Lipper Growth Fund Index rose 18.3% and 28.4% during the last six months and one year, respectively. The Fund's investment results are compared to the unmanaged S&P 500 and Russell 3000 indices below.


------------------------------------------------- -- ---- ----- ------------------- ------- -----------------
Returns for the Periods Ended 10/31/97
------------------------------------------------- -- ---- ----- ------------------- ------- -----------------
                                                                          Since Inception          Average
Fund/Index                          6 Months              1 Year              12/28/95              Annual
----------                          --------              ------              --------              ------

AIT Vision Fund                      19.9%                24.6%                57.3%                27.9%
S&P 500                              15.2%                32.1%                54.4%                26.6%
Russell 3000                         17.6%                31.6%                52.1%                25.6%

----------------------- ----- --------------------- ------------------- --------------------- --- -----------


Comparison of the Change in Value of a $10,000 Investment in the AIT Vision Fund, the Unmanaged S&P 500 Index, and the Unmanaged Russell 3000 Index [OBJECT OMITTED]This chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index, and the Russell 3000 Index on December 28, 1995 and held through October 31, 1997. The S&P 500 Index and the Russell 3000 Index are widely recognized unmanaged indices of common stock prices. Performance figures include the change in value of the stocks in the indices, reinvestment of dividends, and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Portfolio Overview

While the Fund has provided a solid return of 24.6% over the past year, the last six months have been particularly strong. For the last six months the Fund has generated a total return of 19.9% which compares very favorably to the 17.6% return for the Russell 3000 benchmark. The primary sources of the Fund's outperformance of the Russell 3000 are superior individual stock selection, greater exposure to smaller capitalization stocks with strong earnings growth trends, and an overweighting of the oil service industry. Detailed below are the economic sector weightings and the largest holdings for the Fund as of October 31, 1997.


-------------------------------------- ------------ --------------
Economic Sector Weightings
-------------------------------------- ------------ --------------
                                                     Percent of
                                                     Net Assets
                                                      10/31/97

Basic Materials                                          3.5%
Consumer Durables                                        0.0%
Capital Goods                                            1.8%
Consumer Nondurables                                     8.0%
Energy                                                  12.0%
Financial Services                                      23.8%
Health Care                                              8.8%
Retail Trade                                             5.5%
Services                                                 8.0%
Technology                                              16.0%
Telecommunication                                        4.1%
Transportation                                           3.6%
Utilities                                                3.1%
Cash                                                     1.8%
                                                    --   ----

Total                                                  100.0%

------------------------------------ -------------- --------------


------------------------------------ -------------- --------------
Ten Largest Holdings
------------------------------------ -------------- --------------
                                                     Percent of
                                                     Net Assets
                                                      10/31/97

Eli Lilly and Co.                                        3.0%
Warner Lambert Co.                                       2.9%
Northern Trust Corp.                                     2.6%
US Bancorp                                               2.5%
Gap Inc.                                                 2.4%
Helmerich and Payne Inc.                                 2.3%
CNF Transportation Inc.                                  2.3%
Robert Half International Inc.                           2.3%
Dean Foods Co.                                           2.2%
ENSCO International Inc.                                 2.2%
                                                    --   ----

Total                                                   24.7%

------------------------------------ -------------- --------------




Commentary - Will The Good Times Continue To Roll?

The recent "Goldilocks Phase" of the current economic expansion - where economic growth has been not "too hot" to cause inflation nor "too cold" to create a recession - has provided an environment which has been "just right" for the U.S. equity markets. From January 1995 through October 1997, the S&P 500 has risen 112.0%, or 30.4% annually on average. Will these robust equity returns continue? Forever?

The equity market can be viewed as a twin-engine vehicle whose engines are corporate earnings and interest rates running on the fuel of sentiment and liquidity which propels the market through a landscape of diverse global influences. Investors have enjoyed a phenomenal ride driven by steady earnings growth and stable-to-falling interest rates which in turn have been fueled by complacent sentiment and tremendous demographically derived liquidity. Looking into the next year, earnings growth still appears favorable and long term interest rates are fundamentally trending downward with little signs of significant inflation on the horizon. Baby boom investors should continue to provide considerable demand for equity investments which in turn tends to establish a cushioned floor to potential market downturns. Also, the current sentiment of market strategists is very negative which has historically been a contrarian indicator of actual future equity potential. Therefore, while 30% annual returns will not likely persist, the characteristics of the upcoming year still cause us to be bullish overall on the U.S. equity market. However, given the prevailing Emerging Markets currency crisis and unsettled Middle Eastern politics, volatility should remain elevated in the near term and major movements to the upside subdued.

The quantitative investment discipline employed within the Fund will continue to emphasize stocks of companies whose earnings trends are superior to other companies and whose valuations are cheap relative to their industrial peers. Our selection universe will continue to be broad in order to allow the Fund maximum flexibility in identifying superior investment opportunities. Furthermore, the Fund will continue to maintain a near fully invested cash position and avoid the dubious seductions of broad market timing.

Thank you for your trust and continued confidence.


Respectfully,




Douglas W. Case,  CFA
Managing Director
Advanced Investment Technology, Inc.

AIT Vision U.S. Equity Portfolio
Schedule of Investments - October 31, 1997


Common Stocks -  98.2%                                               Shares                      Value
Aerospace & Defense - 1.3%
Lockheed Martin Corp.                                                      700                       $ 66,544
                                                                                           -------------------

Apparel -  2.0%
TJX Companies Inc.                                                       3,300                         97,763
                                                                                           -------------------

Banks - 10.2%
Citicorp                                                                   700                         87,544
H.F. Ahmanson & Co.                                                      1,300                         76,700
Mellon Bank Corp.                                                        1,800                         92,813
Northern Trust Corp.                                                     2,200                        128,700
U.S. Bank Corp. Delaware                                                 1,200                        122,025
                                                                                           -------------------
                                                                                                      507,782
                                                                                           -------------------
Chemicals - 1.8%
Rohm & Hass & Co.                                                        1,100                         91,644
                                                                                           -------------------

Communications & Communications Equipment - 6.2%
Aliant Communications                                                    2,100                         53,812
Bell South Corp.                                                          1700                         80,430
Clear Channel Communications (a)                                         1,600                        105,600
Northern Telecom Ltd.                                                      800                         71,750
                                                                                           -------------------
                                                                                                      311,592
                                                                                           -------------------
Computers, Periphals  & Software- 12.1%
Cisco Systems Inc. (a)                                                   1,200                         98,437
Computer Associates International                                        1,400                        104,387
Dell Computer (a)                                                        1,100                         88,137
IBM Corp.                                                                  900                         88,255
Intel Corp.                                                              1,200                         92,400
Microsoft Corp. (a)                                                        700                         91,000
Texas Instruments Inc.                                                     400                         42,675
                                                                                           -------------------
                                                                                                      605,291
                                                                                           -------------------

Cosmetics - 1.9%
Alberto-Culver Co. Class B                                               3,100                         93,581
                                                                                           -------------------

Drugs - 5.8%
Lilly Eli & Co.                                                          2,200                        147,125
Warner Lambert Co.                                                       1,000                        143,188
                                                                                           -------------------
                                                                                           -------------------
                                                                                                      290,313
                                                                                           -------------------

AIT Vision U.S. Equity Portfolio - continued
Common Stocks - continued

Electric Utilities - 3.1%                                            Shares                      Value
Long Island Lighting Co.                                                 2,900                       $ 73,044
Oneok Inc.                                                               2,400                         82,350
                                                                                           -------------------
                                                                                           -------------------
                                                                                                      155,394
                                                                                           -------------------
Electronics - 4.4%
Magnatek Inc. (a)                                                        4,400                         89,375
Maxim Integrated Products (a)                                              800                         53,000
Perkin-Elmer Corp.                                                       1,200                         75,000
                                                                                           -------------------
                                                                                                      217,375
                                                                                           -------------------
Energy - Oil & Gas - 11.8%
Chevron Corp.                                                            1,300                        107,819
Ensco International Inc.                                                 2,600                        109,363
First American Corp.                                                     2,200                        104,500
Noble Drilling Corp. (a)                                                 2,700                         96,019
Phillips Petroleum Corp.                                                 2,100                        101,588
Texaco Inc.                                                              1,200                         68,325
                                                                                           -------------------
                                                                                                      587,614
                                                                                           -------------------

Financial Services - 4.3%
Franklin Resources Inc.                                                    500                         44,938
Green Tree Financial Corp.                                               1,800                         75,825
MBNA Corp.                                                               3,500                         92,094
                                                                                           -------------------
                                                                                           -------------------
                                                                                                      212,857
                                                                                           -------------------
Food - 6.1%
Dean Foods Co.                                                           2,300                        108,819
Interstate Bakeries                                                      1,600                        102,200
Quaker Oats Co.                                                          2,000                         95,750
                                                                                           -------------------
                                                                                                      306,769
                                                                                           -------------------
Healthcare - 4.2%
Helmerich & Payne                                                        1,400                        112,963
Tenet Healthcare (a)                                                     3,200                         97,800
                                                                                           -------------------
                                                                                                      210,763
                                                                                           -------------------

Holding Companies - 1.2%
Fremont General Corp.                                                    1,300                         60,613
                                                                                           -------------------

Insurance - 6.0%
Conseco Inc.                                                             1,500                         65,438
Protective Life Corp.                                                    1,500                         79,313
Travelers Group                                                          1,300                         91,000
Washington Mutual Inc.                                                     900                         61,593
                                                                                           -------------------
                                                                                                      297,344
                                                                                           -------------------

AIT Vision U.S. Equity Portfolio - continued
Common Stocks - continued

Paper Mills - 1.7%                                                   Shares                      Value
Bowater Inc.                                                             2,000                       $ 83,625
                                                                                           -------------------

Newspapers, Publishing & Printing - 3.6%
Belo A.H. Corp.                                                          2,000                         94,500
Washington Post Co.                                                        200                         86,800
                                                                                           -------------------
                                                                                                      181,300
                                                                                           -------------------
Railroads - 2.2%
Consolidated Freightways Co.                                             2,500                        111,562
                                                                                           -------------------

Retail - 3.6%
GAP Inc.                                                                 2,200                        117,013
Nordstrom Inc.                                                           1,000                         61,250
                                                                                           -------------------
                                                                                                      178,263
                                                                                           -------------------
Services - 3.3%
HBO & Co.                                                                1,200                         52,200
Robert Half International Inc. (a)                                       2,700                        110,530
                                                                                           -------------------
                                                                                           -------------------
                                                                                                      162,730
                                                                                           -------------------

Transportation - 1.4%
Yellow Corp. (a)                                                         2,500                         68,593
                                                                                           -------------------

TOTAL COMMON STOCKS (Cost $4,399,842)                                                              $4,899,312
                                                                                           -------------------

AIT Vision U.S. Equity Portfolio - continued

Money Market Securities - 1.8%                                        Principal Amount
Star Treasury 4.96%, 10/31/97                                          $88,006                        $88,006
                                                                                           -------------------
Total Bonds & Notes (Cost $88,006)
TOTAL INVESTMENTS - 100.0%
     (Cost $4,487,848)                                                                             $4,987,318
                                                                                           -------------------
     Other Assets less liabilities - 0.0%                                                               2,026
                                                                                           -------------------
TOTAL NET ASSETS - 100%                                                                            $4,989,344

                                                                                           ===================
(a) non-income producing security

AIT Vision U.S. Equity Portfolio                                                             October 31,1997
Statement of Assets and Liabilities

Assets
Investment in securities, at value (cost $4,487,848)                                   $           4,987,318
Dividends receivable                                                                                   3,783
Interest receivable                                                                                      313
Receivable from advisor for trustees fees                                                              1,336
                                                                                         --------------------
     Total assets                                                                                  4,992,750

Liabilities
Accrued advisory fee                                               $             3,065
Accrued trustees' fees                                                             341
                                                                     ------------------
     Total liabilities                                                                                 3,406
                                                                                         --------------------

Net Assets                                                                                         4,989,344
                                                                                         ====================

Net Assets consist of:
Paid in capital                                                                        $           4,202,071
Accumulated undistributed net investment income                                                       15,530
Accumulated undistributed net realized gain                                                          272,273
Net unrealized appreciation on investments                                                           499,470
                                                                                         --------------------

Net Assets, for 361,850 shares                                                                     4,989,344
                                                                                         ====================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($4,988,008/361,850)                    $                  13.79
                                                                                         ====================

AIT Vision U.S. Equity Portfolio
Statement of Operations  for the year ended October 31, 1997

Investment Income
Dividend Income                                                                                     $              34,491
Interest Income                                                                                                     2,630
                                                                                                       -------------------
Total Income                                                                                                       37,121


Expenses
Investment advisory fee                                                        $             21,591
Trustee's fees                                                                                1,336
                                                                                 -------------------
Total Expenses before reimbursement                                                          22,927
Reimbursed trustees fees                                                                     (1,336)
                                                                                 -------------------
Total operating expenses                                                                                           21,591
                                                                                                       -------------------
Net Investment Income                                                                                              15,530
                                                                                                       -------------------

Realized & Unrealized Gain
Net realized gain on investment securities                                                  271,121
Change in net unrealized appreciation of investment securities                              465,335
                                                                                 -------------------
Net gain                                                                                                          736,456
                                                                                                       -------------------
Net increase in net assets resulting
  from operations                                                                                               $ 751,986
                                                                                                       ===================




AIT Vision U.S. Equity Portfolio
Statement of Changes in Net Assets                                                                  November 6, 1995
                                                                   For the year                     (commencement of
                                                                       ended October 31,       operations) to October 31,
Increase/(Decrease) in Net Assets                                      1997                         1996
Operations
  Net investment income (loss)                                           $ 15,530                     $ (2,866)
  Net realized gain                                                       271,121                       82,838
  Change in net unrealized appreciation                                   465,335                       34,135
                                                                  ----------------             ----------------
  Net Increase in net assets resulting from operations                    751,986                      114,107
                                                                  ----------------             ----------------
Distributions to shareholders:
  From net investment income                                                    -                            0
  From net realized gain                                                  (81,686)                           0
                                                                  ----------------             ----------------
  Total distributions                                                     (81,686)
Share Transactions
  Net proceeds from sale of shares                                      3,706,126                      536,013
  Shares issued in reinvestment of distributions                           81,686                            0
  Shares redeemed                                                         (95,927)                     (47,961)
                                                                  ----------------             ----------------
Net increase in net assets resulting
  from share transactions                                               3,691,885                      488,052
                                                                  ----------------             ----------------
  Total increase in net assets                                          4,362,185                      602,159

Net Assets
  Beginning of period                                                     627,159                       25,000
                                                                  ----------------             ----------------
  End of period [including undistributed net investment
    income(loss) of $15,530 and $(2,866)]                             $ 4,989,344                    $ 627,159
                                                                  ================             ================


AIT Vision U.S. Equity Portfolio
Financial Highlights                                                             November 6, 1995
                                                       For the year               (commencement of
Selected Per Share Data                              ended October 31,       operations) to October 31,
                                                          1997                          1996
Net asset value,
  beginning of period                                       $12.62                        $10.00
                                                     ---------------               ---------------
Income from investment
  Operations
  Net investment income (loss)                                0.06                         (0.07)
  Net realized and
  unrealized gain (loss)                                      2.71                          2.69
                                                     ---------------               ---------------
Total from investment operations                              2.77                          2.62
Less Distributions
  From net investment income                                 (1.60)                         0.00
                                                     ---------------               ---------------
Net asset value,
  end of period                                             $13.79                        $12.62
                                                     ===============               ===============

Total Return                                                 21.95%                        26.(a)

Ratios and Supplemental Data
Net assets, end of period (000)                              $4,989                        $627
Ratio of expenses to
  average net assets                                           0.70%                       1.87(a)
Ratio of expenses to
  average net assets before reimbursement                      0.74%                       1.87(a)
Ratio of net investment income to
  average net assets                                           0.50%                     (0.70)(a)
Ratio of net investment income to
  average net assets before reimbursement                      0.46%                        -
Portfolio turnover rate                                        0.00%                     238.63(a)
Average commission rate                                      0.03361                     0.0471

(a)  Annualized

                        AIT VISION U.S. EQUITY PORTFOLIO
                          Notes to Financial Statements
                                October 31, 1997

NOTE 1.  ORGANIZATION

     The AIT Vision U.S. Equity Portfolio (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified series, open end management investment company whose investment objective is to provide long term growth of capital. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                        AIT VISION U.S. EQUITY PORTFOLIO
                          Notes to Financial Statements
                                October 31, 1997

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Advanced Investment Technology, Inc. (the "Adviser") to manage the Fund's investments. The adviser is controlled by its majority shareholder, State Street Global Advisers, a division of State Street Bank & Trust Company. Douglas W. Case, CFA, Chief Investment Officer, Dean S. Barr, Chairman and Chief Executive Officer and Susan L. Reigel, Portfolio Management, are primarily responsible for the day to day management of the Fund's portfolio.
     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser of 0.70% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from November 1, 1996 through October 31, 1997, the Adviser has received a fee of $21,591 from the Fund.









                        AIT VISION U.S. EQUITY PORTFOLIO
                          Notes to Financial Statements
                                October 31, 1997

NOTE 4.  CAPITAL SHARE TRANSACTIONS

   As of October 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at October 31, 1997 was $4,202,071.

     Transactions in capital stock were as follows:



                                                                     For the period       For the period
                                                                    November 6, 1995     from November 6,
                                                                    (Commencement of    1995 (Commencement
                                                                  Operations) through     of Operations)
                       For the year ended    For the year ended     October 31, 1996      through October
                         October 31, 1997     October 31, 1997                               31, 1996
                             Shares               Dollars                Shares               Dollars
     Shares sold             312,107             $3,706,126              51,315              $536,013
  Shares issued in
   reinvestment of
      dividends               7,210                81,686                  0                     0
   Shares redeemed           (7,160)              (91,927)              (4,122)              (47,961)
                             -------              --------              -------              --------
                             312,158              $3,695,885             47,193              $488,052


NOTE 5.  INVESTMENTS

     For the period from November 1, 1996 through October 31, 1997, purchases and sales of investment securities, other than short-term investments,
aggregated  $5,354,480  and  $2,256,474   respectively.   The  gross  unrealized
appreciation for all securities totaled $602,868 and the gross unrealized depreciation for all securities totaled $103,398 for a net unrealized appreciation of $499,470. The aggregate cost of securities for federal income tax purposes at October 31, 1997 was $4,487,848.



NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
                        AIT VISION U.S. EQUITY PORTFOLIO
                          Notes to Financial Statements
                                October 31, 1997

NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1997, LBS Capital Management Inc., and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Fund.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and Board of Trustees
AIT Vision U.S. Equity Portfolio

We have audited the accompanying statement of assets and liabilities of AIT Vision U.S. Equity Portfolio (a member of the Ameriprime Fund series), including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets, and financial highlights for the year then ended and for the period from November 6, 1995 (commencement of operations) to October 31, 1996 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of October 31, 1997, by corre- spondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIT Vision U.S. Equity Portfolio as of October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from November 6, 1995 (commencement of operations) to October 31, 1996 in the period then ended, in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 17, 1997

                   RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

     On November 10, 1997, a Special Meeting of the  Shareholders of AIT Vision:
U.S. Equity Portfolio was held to approve the investment advisory agreement between the fund and Advanced Investment Technology, Inc. of the 361,849.462 outstanding shares, 299,807.33, all of which voted in favor of the agreement.

                                                              November  1997


Dear Shareholders:

         Once again, we are pleased to present the investment results for the Carl Domino Equity Income Fund. Since inception in December 1995, the Fund has returned an average annual total return of 29.8%, outpacing the S&P 500 while taking less risk and significantly outperforming many of our competitors. Over the past year, the Fund has repeatedly appeared among the top performing equity income funds in the Wall Street Journal=s Mutual Fund Scoreboard.

         Comparative Investment                           YTD***                       Last  Average**
         Returns (As of 10/31/97)                         1997          1 Year       Annual Return
         -----------------------------------                               --------        --------
                                                    -------------------
                                                                                     (Since Inception)
         Carl Domino Equity Income Fund                   28.3%          36.6%          29.8%
         S&P 500 *                                        25.4%          32.1%          26.4%



      Past performance is not predictive of future performance. This chart assumes an initial investment of $10,000 in the Fund and the S&P 500 Index on December 1, 1995 and held through October 31, 1997. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and reinvestment of dividends, and are not annualized. **Since inception on December 1, 1995.
      For the period January 1,1997 to October 31, 1997.

         Notwithstanding the good fundamentals within the U.S. economy, some disquieting signs did appear in the past few months. The strong bull market of the last two and a half years ran into some stiff headwinds. In particular, several Asian markets stumbled sharply in October following currency devaluations in many countries in southeast Asia. Worries concerning reduced international trade and its potentially negative effect on profit growth sent shivers throughout every major market. Within this environment, virtually all sectors experienced some difficulty.

         With respect to the results of the Fund, investment performance has been very favorable. Although the S&P 500 posted a negative return of 3.7% in the most recent three month period, the Fund produced positive results of 1.7%, thus demonstrating the defensive nature of our conservative equity discipline. This outperformance is especially pleasing because our investment style has produced these superior returns while taking less risk than the market.

         Carl Domino Associates, L.P. continues to look for stocks which provide capital appreciation opportunities with downside protection. In these uncertain markets, we believe dividends will play a more important role in total returns than they did in the last two years, and that our larger companies with above-average yields will provide superior relative investment performance. Be assured that although we cannot guarantee future results, the investment professionals at Carl Domino Associates, L.P. will continue to work hard to avoid disappointments and take advantage of opportunities as they arise.

                                                            Best regards,



                                                            Carl J. Domino

CARL DOMINO EQUITY INCOME FUND
Schedule of Investments - October 31, 1997


Common Stocks                                                       Shares                 Value
Autos, Auto Parts - 3.1%
Chrysler Corp.                                                          1,635                   57,634
Tenneco, Inc.                                                           1,300                   58,419
                                                                                     ------------------
                                                                                     ------------------
                                                                                               116,053
                                                                                     ------------------

Building Materials - 0.6%
Home Security International Inc. (a)                                    2,000                   22,000
                                                                                     ------------------

Chemicals - 1.6%
Witco Corp.                                                             1,400                   60,900
                                                                                     ------------------

Paper & Forest Products - 2.0%
Union Camp Corp.                                                        1,400                   75,863
                                                                                     ------------------

Energy
Oil & Gas - 12.4%
Gulf Indonesia Resources Ltd. (a)                                         100                    2,100
Midcoast Energy Resources                                               4,000                   96,250
Mobil Corporation                                                         700                   50,969
Sonat Corporation                                                       2,100                   96,469
Sun Co., Inc.                                                           1,500                   60,094
USX Marathon Group                                                      1,300                   46,475
Williams Companies                                                        800                   40,750
YPF Sociedad Anonima                                                    2,200                   70,400
                                                                                     ------------------
                                                                                               463,507
                                                                                     ------------------

Publishing - 2.1%
CMP Media (a)                                                             500                    9,250
Readers Digest Association                                              3,020                   68,705
                                                                                     ------------------
                                                                                     ------------------
                                                                                                77,955
                                                                                     ------------------


Retail - 5.5%
Intimate Brands                                                         4,100                   87,638
May Department Stores                                                     900                   48,488
Penney (J.C.)                                                           1,200                   70,425
                                                                                     ------------------
                                                                                     ------------------
                                                                                               206,551
                                                                                     ------------------
Lodging, Restaurants, Leisure - 1.3%
Patriot American Hospitality Inc.                                       1,500                   49,500
                                                                                     ------------------
CARL DOMINO EQUITY INCOME FUND
Schedule of Investments - October 31, 1997 - continued

Common Stocks - continued                                           Shares                 Value
Non-Durables
Cosmetics - 1.6%
International Flavors & Fragrances                                      1,200      $            58,050
                                                                                     ------------------

Food - 4.4%
General Mills                                                             800                   52,800
Heinz (H.J.)                                                            1,200                   55,725
Quaker Oats                                                             1,200                   57,450
                                                                                     ------------------
                                                                                               165,975
                                                                                     ------------------
Household Products - 1.1%
Kimberly-Clark Group                                                      800                   41,550
                                                                                     ------------------

Tobacco - 1.1%
Philip Morris                                                           1,050                   41,606
                                                                                     ------------------

Health
Drugs - 7.6%
American Home Products Corp.                                            1,400                  103,775
Bristol-Myers Squibb Co.                                                  540                   47,385
Glaxo Wellcome PLC                                                      1,800                   77,063
Pharmacia & Upjohn Inc.                                                 1,800                   57,150
                                                                                     ------------------
                                                                                               285,373
                                                                                     ------------------
Diversified Medical - 1.7%
Pall Corporation                                                        3,000                   62,063
                                                                                     ------------------

Health Care - 2.3%
Baxter International Inc.                                               1,500                   69,375
Capital Senior Living Corp. (a)                                         1,000                   16,750
                                                                                     ------------------
                                                                                     ------------------
                                                                                                86,125
                                                                                     ------------------

Staples/Miscellaneous Services - 1.4%
Deluxe Corporation                                                      1,600                   52,400
                                                                                     ------------------

Services/Miscellaneous - 7.1%
Avis Rent A Car Inc. (a)                                                4,300                  117,981
Boron Lepour Associates (a)                                             1,000                   24,375
Didax Inc.                                                              4,500                   17,859
Sterigenics (a)                                                           500                   11,250
Radcom Ltd. (a)                                                         3,300                   30,525
Unisource Worldwide                                                     4,000                   65,250
                                                                                     ------------------
                                                                                     ------------------
                                                                                               267,240
                                                                                     ------------------

CARL DOMINO EQUITY INCOME FUND
Schedule of Investments - October 31, 1997 - continued

Common Stocks - continued                                           Shares                 Value
Electrical Equipment - 1.6%
Thomas & Betts                                                          1,200      $            59,700
                                                                                     ------------------

Diversified Machinery - 1.9%
Federal Signal Corp.                                                    2,965                   71,716
                                                                                     ------------------

Airlines, Truckers, & Railroads - 3.9%
Knightsbridge Tankers Ltd.                                              2,000                   60,000
Union Pacific Corp.                                                     1,400                   85,750
                                                                                     ------------------
                                                                                     ------------------
                                                                                               145,750
                                                                                     ------------------
Electronics - 0.7%
Galileo International Inc.                                              1,000                   25,125
                                                                                     ------------------

Photography/Office Equipment - 2.9%
Eastman Kodak                                                           1,050                   62,869
Minnesota Mining & Manufacturing                                          500                   45,750
                                                                                     ------------------
                                                                                     ------------------
                                                                                               108,619
                                                                                     ------------------

Finance
Major Regional & Other Banks - 7.8%
Chase Manahattan Corp.                                                    300                   34,613
Corestates Financial Corp.                                                800                   58,200
First Union Corp.                                                       1,500                   73,594
Nations Bank Corp.                                                        522                   31,255
South Trust Corp.                                                       1,100                   52,800
Summitt Bancorp                                                         1,000                   42,688
                                                                                     ------------------
                                                                                               293,150
                                                                                     ------------------
Insurance-multi/ Property, Casualty & Life  - 1.4%
Hartford Financial Services                                               400                   32,400
Hartford Life Inc. Class A                                                500                   18,469
                                                                                     ------------------
                                                                                     ------------------
                                                                                                50,869
                                                                                     ------------------

Finance - 1.6%
Ocwen Asset Management                                                  3,000                   59,625
                                                                                     ------------------

Utilities
Electric Power Companies - 0.9%
Electricidade de Portugal (a)                                           1,000                   34,938
                                                                                     ------------------

Natural Gas - 2.7%
Atmos Energy Corp.                                                      1,630                   41,158
El Paso Natural Gas Company                                             1,027                   61,555
                                                                                     ------------------
                                                                                     ------------------
                                                                                               102,713
                                                                                     ------------------
CARL DOMINO EQUITY INCOME FUND - continued
Schedule of Investments - October 31, 1997 - continued

Common Stocks - continued                                           Shares                 Value
Telephone Other - 11.0%
AT&T  Corp.                                                             1,800      $            88,087
Amerilink Corp. (a)                                                     2,500                   65,625
China Telecomm (a)                                                      2,150                   69,605
France Telecom (a)                                                        500                   18,937
Frontier Corp.                                                          4,000                   86,500
Telefonica de Argentina                                                 3,000                   84,375
                                                                                     ------------------
                                                                                               413,129
                                                                                     ------------------
REITs - 6.0%
CCA Prison Realty Corp.                                                 2,000                   69,000
Glimcher Realty Corp.                                                     700                   15,530
Mid-America Apartment Communities Inc.                                  1,000                   28,250
SL Green Realty Trust (a)                                               4,500                  112,780
                                                                                     ------------------
                                                                                               225,560
                                                                                     ------------------

TOTAL COMMON STOCKS - 99.3% (Cost $3,204,108)                                                3,723,605
                                                                                     ------------------


Money Market Securities - 0.8%
Star Treasury 4.96% 10/31/97(Cost $31,184)                                                      31,184
                                                                                     ------------------
TOTAL INVESTMENTS - 101.1% (Cost $3,235,292)                                                 3,754,789
Liabilities less other assets                                                                   (4,411)
                                                                                     ------------------
TOTAL NET ASSETS - 100.0%                                                                    3,750,378

                                                                                     ------------------
(a) non-income producing

Carl Domino Equity Income Fund                                                                 October 31, 1997
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $3,235,292)                     $           3,754,789
Receivable for securities sold                                                          37,504
Subscriptions receivable                                                                50,000
Dividends receivable                                                                     4,474
Interest receivable                                                                        296
Reimbursement receivable                                                                 1,335
                                                                           --------------------
     Total assets                                                                    3,848,398

Liabilities
Payable for investments purchased                                 93,180
Accrued investment advisory fee payable                            4,501
Other payables and accrued expenses                                  339
                                                      -------------------
     Total liabilities                                                                  98,020
                                                                           --------------------

Net Assets                                                                           3,750,378
                                                                           ====================

Net Assets consist of:
Paid in capital                                                          $           2,979,645
Accumulated undistributed net investment income                                         28,588
Accumulated undistributed net realized gain (loss) on investments                      222,648
Net unrealized appreciation on investments                                             519,497
                                                                           --------------------

Net Assets, for 232,251 shares                                           $           3,750,378
                                                                           ====================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($3,750,378/232,251)      $                  16.15
                                                                           ====================

Carl Domino Equity Income Fund
Statement of Operations for the year ended October 31, 1997


Investment Income
Dividend income                                                                                      $              59,507
Interest income                                                                                                      2,584
                                                                                                       --------------------
Total Investment Income                                                                                             62,091


Expenses
Investment advisory fee                                                             $         33,503
Trustees' fees                                                                                 1,335
                                                                                      ---------------
Total Expenses before Reimbursement                                                           34,838
Reimbursed expenses                                                                           (1,335)
                                                                                      ---------------
Total Operating Expenses                                                                                            33,503
                                                                                                       --------------------
Net Investment Income (Loss)                                                                                        28,588
                                                                                                       --------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                          224,774
Change in net unrealized appreciation (depreciation) on investment securities                392,756
                                                                                      ---------------
Net gain (loss) on investment securities                                                                           617,530
                                                                                                       --------------------
Net increase (decrease) in net assets resulting from operations                                      $             646,118
                                                                                                       ====================


Carl Domino Equity Income Fund                                                                 November 6, 1995
Statement of Changes in Net Assets                                  For the year               (commencement of
                                                                        ended October 31,       operations)
                                                                        1997                   to October 31, 1996
Increase/(Decrease) in Net Assets
Operations
  Net investment income                                          $         28,588                      11,996
  Net realized gain on investment transactions                            224,774                       8,455
  Change in net unrealized appreciation                                   392,756                     126,741
                                                                   ---------------             ---------------
  Net Increase in net assets resulting from operations                    646,118                     147,192
                                                                   ---------------             ---------------
Distributions to shareholders:
  From net investment income                                              (11,997)                          -
                                                                                               ---------------
                                                                                               ---------------
  From net realized gain                                                  (10,581)                          -
                                                                   ---------------             ---------------
                                                                   ---------------             ---------------
  Total distributions                                                     (22,578)                          -
                                                                   ---------------             ---------------
Capital Share Transactions
  Net proceeds from sale of shares                                      2,354,635                     971,640
  Shares issued in reinvestment of distributions                           20,953                           -
  Shares redeemed                                                        (371,396)                    (21,186)
                                                                   ---------------             ---------------
Net increase in net assets resulting
  from share transactions                                               2,004,192                     950,454
                                                                   ---------------             ---------------
  Total increase in net assets                                          2,627,732                   1,097,646

Net Assets
  Beginning of period                                                   1,122,646                      25,000
                                                                   ---------------             ---------------
  End of period [including undistributed net investment income
  of $28,588 and $11,996, respectively.]                         $      3,750,378                 $ 1,122,646
                                                                   ===============             ===============

Carl Domino Equity Income Fund
Financial Highlights                                                                  November 6,1996
                                                      For the year                    (Commencement of Operations)
                                                    ended October 31,                   to October 31,
Selected Per Share Data                                   1997                             1996

Net asset value,
  begining of period                                            $12.03                           $10.00
                                                     ---------------                  ---------------
Income from investment operations
  Net investment income                                           0.19                             0.16
  Net realized and unrealized gain (loss)                         4.15                             1.87
                                                     ---------------                  ---------------
Total from investment operations                                  4.34                             2.03
                                                     ---------------                  ---------------
Less Distributions
  From net investment income                                     (0.22)                            0.00
                                                     ---------------                  ---------------
Net asset value,
  end of period                                                 $16.15                           $12.03

Total Return                                                     36.58%                           20.64%(a)

Ratios and Supplemental Data
Net assets, end of period (000)                              $3,750                              $1,122
Ratio of expenses to average
  net assets before expense reductions                            1.55%                            1.73%(a)
Ratio of expenses to
  average net assets                                              1.50%                            1.51%(a)
Ratio of net investment income to average
  net assets before expense reductions                            1.22%                            1.35%(a)
Ratio of net investment income to
  average net assets                                              1.28%                            1.57%(a)
Portfolio turnover rate                                          52.49%                           62.51%(a)
Average commission rate                                           0.0137                           0.0604

(a)    Annualized

                         CARL DOMINO EQUITY INCOME FUND
                          Notes to Financial Statements
                                October 31, 1997


NOTE 1.  ORGANIZATION

     The Carl Domino Equity Income Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995, and commenced operations on November 6, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified series, open end management investment company. The investment objective of the fund is to provide long-term growth of capital together with current income. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


                         CARL DOMINO EQUITY INCOME FUND
                          Notes to Financial Statements
                                October 31, 1997

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Carl Domino Associates, L.P. (the "Adviser") to manage the Fund's investments. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl Domino. Mr. Domino is primarily responsible for the day to day management of the Fund's portfolio.
     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. The Adviser is voluntarily reimbursing the Fund for trustees fees. There is no assurance that such reimbursement will continue in the future. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from November 1, 1996 through October 31, 1997, the Adviser has received a fee of $33,503 from the Fund.




                         CARL DOMINO EQUITY INCOME FUND
                          Notes to Financial Statements
                                October 31, 1997


 NOTE 4.  CAPITAL SHARE TRANSACTIONS

   As of October 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at October 31, 1997 was $2,979,645.

     Transactions in capital stock were as follows:

                                                                  For the period from     For the period
                                                                    November 6, 1995     from November 6,
                                                                    (Commencement of    1995 (Commencement
                                                                  Operations) through     of Operations)
                       For the year ended    For the year ended     October 31, 1996          through
                        October 31, 1997      October 31, 1997                            October 31, 1996

                             Shares               Dollars                Shares               Dollars
     Shares sold             165,650             $2,354,635              92,689              $971,640
  Shares issued in
   reinvestment of
      dividends               1,664                 20,953                 0                     0
   Shares redeemed          (28,359)             (371,396)              (1,893)              (21,186)
                            --------             ---------              -------              --------
                               138,955            2,004,192              90,796              $950,454




NOTE 5.  INVESTMENTS

     For the period from November 1, 1996 through October 31, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $3,197,807 and $1,158,094, respectively. The gross unrealized appreciation for all securities totaled $585,990 and the gross unrealized depreciation for all securities totaled $66,493for a net unrealized appreciation of $519,497. The aggregate cost of securities for federal income tax purposes at October 31, 1997 was $3,235,292.

                                      CARL DOMINO EQUITY INCOME FUND
                                       Notes to Financial Statements
                                             October 31, 1997

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1997, Carl Domino Associates, L.P., and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Fund.

November 11, 1997

Dear Shareholder:

As I look out the window on this bright, sunny day in Fort Worth, it is hard to remember the number of extraordinary events that have occurred in the marketplace over the four months since the fund's inception. The largest single day point decline in the history of the NYSE, the collapse of currencies in Southeast Asia, the narrowing of the budget deficit to its lowest level in a quarter century, and numerous other events have made this period one of opportunity, as well as danger. Perhaps the question most on my mind today is whether the events of this last four months mark a "bump in the road" or the beginning of a change in market action that will ultimately begin a new market cycle. While I will perhaps be able to answer that question in my letter next year, let me give my opinion on how pertinent it is to the management of this fund. The answer is that all of these things are not important to your investment in this fund. That is because every day we intend to invest your dollars into equities that have limited exposure to the macro-economic events that drive large stocks and influence major markets. Instead, we are building this fund around the philosophy of investing in firms that are attractive based on a fundamental process of valuation and characteristics that most investors would find desirable. That is why I consider our fund to be a cornerstone for everyone's portfolio. Historically, the value style outperforms the growth style over time and that small-cap investing outperforms large-cap investing over time. The idea of having a small-cap value fund means that you are placing your money in a position were you can capitalize on both of these phenomena.
Therefore, for long-term oriented investors, what we do here is not to be measured over a one or two year period of time but rather in the context of five to ten year time periods. To give you a better understanding of how we invest your funds, I would like to take you through our equity investment process because I think it will clarify why the fund should be looked upon as a core holding for your portfolio.

THE VALUE PHILOSOPHY

Modern security analysis was "invented" in 1932 by the father of value investing, Ben Graham. Professor Graham, using a process based solely on balance sheet items and a stock's current market price, built a small fortune for himself but, most importantly, laid the ground work for future analysts in the value philosophy. One of Graham's greatest disciples, and his most famous, is Warren Buffet. The "Oracle of Omaha," as Mr. Buffet is called, started his career by strictly following Graham's techniques. After many years and much success, Mr. Buffet began to modify his philosophy to encompass a range of other factors besides balance sheet items and price. Factors such as industry position, non-tangible items (things like patents and brand names), and pricing power grew into a concept termed "franchise value." This helps to provide the definition, along with Graham's work, that we use for value investing here at Corbin & Company. For us, value investing has the goal of identifying equities that, either on an ongoing or terminal (liquidation) basis, have an economic value substantially greater than the market as a whole.

There are a few other investment philosophies besides value available for consideration: growth, momentum, and market timing are the best known. Numerous studies have been done showing the folly of market timing as a strategy, with most serious analysts agreeing that the markets cannot be timed with any accuracy over the long-term. Momentum investors, who believe that investment dollars follow earnings that increase at an increasing rate, have done well during certain "up" market cycles. During "down" market cycles, these managers have proven nearly lethal to the portfolios they manage. Growth managers look for companies that have producing earnings per share and sales growth in excess of the market. This cheery consensus is often paid for, though, in a higher than market P/E ratio. Over the years this has left growth managers at a significant disadvantage to value investors, as numerous studies have indicated that the low P/E stocks value investors purchase outperform the higher P/E stocks that comprise growth portfolios. This has led to many more studies; the most recent, published by the Association for Investment Management and Research (AIMR), indicates that the average value manager outperforms the average growth manager by 200 basis points (2%) per year. I believe that value has been proven to be better than other philosophies at generating returns for investors over the long-term.

From a psychological standpoint, the value philosophy fits exceptionally well with the people in our firm. Whereas the other philosophies concentrate on hitting "home runs," value is concerned with "making contact" and not "striking out." Consistency and safety are the mottoes for value investors which goes very nicely with our conservative nature. Therefore, it is from this intellectual and psychological viewpoint that we have chosen value as our investment philosophy.

THE RESEARCH PROCESS

To determine if a stock is a "value" versus the market as a whole, a method is needed to ascertain exactly how much a security is worth. As in any purchase, we must determine what we are getting and what we are paying for it. For an equity, we are expected to receive some increase in earnings (earnings per share growth) and, potentially, some current cash flow (dividend yield). What we pay for this combination is best symbolized by the price-earnings ratio based on next year's estimated earnings per share. Out of these three factors we create what is called a "value score", which is the numerical economic value for a security. The estimated EPS growth rate added to the dividend yield gives us a number we call the "return score". We take this return score and divide it by our "cost score" (which is the P/E ratio) to give us our value score for a stock. Therefore, a stock with earnings growth of 10%, a dividend yield of 5%, and a P/E ratio of 10 produces a value score of 1.5 [(10+5)/10]. Another way to look at it is that an investor is getting 1.5 points of return for every point of cost.

Every month we screen over 5000 stocks and develop a value score for each one. Then we develop a value score for the market as a whole, using the Russell 2000 as a benchmark. From there we narrow our list to all of the stocks that have a value score 50% greater than the market. At this point, our work has just begun. We put each security through a rigorous research process that is one of the most comprehensive in the industry. The first thing we look at is a firm's financial position. We need to find those firms who are generating free cash flow, whose long-term debt-to- total capitalization is very conservative, who have ample short-term liquidity, and who have solid margins for their industry. A solid financial position gives the firm the ability to enhance shareholder wealth in numerous ways: share repurchases, increased dividends, acquisitions and taking advantage of business opportunities. This focuses attention on the next factor we closely examine, which is a company's management. Management must be active in enhancing shareholder value and be motivated to do so. We look for those situations where enhanced shareholder wealth translates into management wealth, whether it is through bonuses, employee stock ownership, or stock options. We often own those firms where the person's name is "over the door" because we believe that they have their "heart and soul" in the business. When our customers own a share of stock, they own part of a business. It seems insane that most analysts do not pay much attention to who is running this business for their customers. No one would privately go into business with someone they do not know anything about, but it occurs all the time in the public equity market.

The third factor that we analyze is a firm's long-term business prospects. We need to see that the company is solidly positioned in their industry, that the industry has a viable future, and most importantly, substantial and sustainable profitability can be achieved. The next item that we look for is an element of contrarianism. This means that the stock is either overlooked or out of favor with Wall Street analysts. Typically, we like to see that five or less analysts are following a firm or that investors are apathetic towards a firm or industry. These factors mean that Corbin & Company can add value through its research process and gain valuable, profitable insights not readily disseminated to the rest of Wall Street. In many cases this leads us to the smaller to mid-sized firms, allowing our investors to own stock in companies at the early stages of major opportunities.

The final element we look for is a business that is fairly easy to understand. As I often tell people, the chances that I will ever understand recombinant DNA, ribosome therapy, or genetic encryption is slim. In fact, most of the people who analyze those situations either do not understand the technology or do not understand finance. On the other hand, I do understand how bug shields, greeting cards and hamburgers are made and sold. Therefore, if the business cannot readily be explained to a customer or my mother, it is probably not a simple enough business to understand.

Once the value score is deemed high enough and the five other factors examined, the difficult aspect of our research method begins. First, we have to re-examine the variables that went into the value score equation based on insights gleaned thus far. Usually a few stocks will drop out of consideration at this time. Next, we either go to see the company, recall our notes from past experiences, or contact someone who is very familiar with the company and industry, along with being a disinterested source in our decision making process. Here we utilize a variety of sources: investor conferences, industry specialists, and sometimes customers, all of which yield a different insight from a company visit. We try to visit at least 125 firms a year, with most being in the Midwest, South, and Southwest. Once this is done, we must re-verify all of the facts, including the value score, then make a decision. The final decision as to a stock's purchase rests on its own merits with very little "gut" feeling involved. This is due to the fact that after going through the whole process, resolving all issues before us, and looking at the facts, I am confident that my reservations are something I can live with.

THE PORTFOLIO MANAGEMENT PROCESS

After developing a list of stocks, putting them together in a portfolio should be the easiest part in most people's minds. Nothing could be further from the truth because numerous risks must be analyzed before the portfolio is finalized. In most cases, another big decision comes in the timing of purchases. This is because the value manager is extremely price sensitive, which can sometimes make the process take longer than expected. Once a portfolio of stocks is assembled by Corbin & Company, it typically has a number of defining characteristics.

The first is that the portfolio will have anywhere from 20-40 securities in it and the initial positions will range in size from 1%-5%. Most positions will be in the 2.5%-4.0% range, which gives us the opportunity to add to those positions. Typically, no positions will be in excess of 20% of the portfolio. Secondly, the portfolio will begin with an estimated earnings per share growth rate and dividend yield in excess of the market and a price/earnings ratio substantially below the market's. This means that the overall portfolio's value score is in excess of the market, making the combined group of securities a greater value than the market.

The role of cash is an important one in our process. At no time do we purchase securities that are not outstanding bargains. Therefore, if we do not have enough ideas that meet our criteria, the money will sit in cash. Once we get
"fully invested" (defined as over 90% of the money in stocks), we will stay fully invested. It is not our policy to try to raise cash if we foresee a downturn in the market. Instead, we believe that our portfolio's companies can use a downturn to their advantage to advance their long-term prospects and build shareholder wealth. Additionally, as mentioned earlier, the ability to time the market is not one that can be done with any accuracy over the long-term. We are wiser to stay in stocks and choose the best ones than we are to try to raise cash at suspected advantageous times.

Equities are sold out of the portfolio for two reasons. First, the fundamentals around the security begin to dramatically change. Second, when a stock's value score becomes equal to or less than the market, the security is sold. This typically means that securities are held for the long-term and portfolio turnover is relatively low, which has the advantage of lowering overall portfolio expenses and giving Corbin & Company a rigorous sell process.

OVERALL PORTFOLIO CHARACTERISTICS AND COMMENTARY

As of October 31st, the portfolio contained 37 equities, with 96.6% of the money in equity securities, and 3.4% in cash. On a weighted-average basis, the portfolio has an estimated earnings growth rate of 17.27%, a dividend yield of 1.12%, a p/e ratio based on next year's earnings of 11.32X, and a price-to-book value of 2.14X. The same figures for the Russell 2000 at the end of the quarter were 19.69%, 1.26%, 18.80X, and 3.91X, respectively. The portfolio has a value score 46.8% higher than the market (1.63 vs. 1.11 ). Our portfolio continues to have an economic value substantially in excess of the market, which is still not recognized in our securities.

Over the last year I have been perplexed by investors' fascination with liquidity, as opposed to value. While the feeding frenzy that has engulfed the areas of technology and finance continued unabated until October, clearly it seems that investors are beginning to refocus on value, particularly small-cap value. Many analysts are attributing the latest move in the smaller stocks as a sign of the speculative nature of this market, but I feel that it is instead a good indicator that most investors are clearly focusing again on economic fundamentals. While the last few months may have signaled the beginning of the end in this cycle for the outperformance of the "jumbo" caps, it may also mark the beginning of a cycle of outperformance in the smaller and secondary stocks. This should favor managers over indexing and value over growth. I remain optimistic that small-cap value is situated in the perfect position for the next few quarters.

I am also hopeful that basic businesses will return to vogue. While this happened to a certain extent in the last few months, I believe that it should continue, due to a number of factors. The first is that the technology and financial stocks have been outperforming for close to three years, which is approximately the length of their historical performance cycles over the past twenty years. Since they are also two of the most volatile components of the index, when they fall out of favor, typically they fall very hard. Additionally, the continuing strong U.S. economy has boosted earnings for many stocks with strong cyclical domestic activities. In the past few years, much of the focus in the stock market has been on U.S. firms that have substantial sales abroad. With the rout of the Southeast Asian countries' equity and currency markets, much of the glamour has been removed from those markets in the near-term. While clearly substantial opportunities exist overseas for many firms, the recent strength of the U.S. dollar and the myriad of problems faced by many countries have taken much of the bloom off the international rose. This will lead many investors back to this country's companies with domestic sales, many of which are not the major S&P stocks. As you can see from the chart below, we are concentrating our dollars currently where there is not a large amount of overseas influence.

The sector allocation of the equity portfolio at the end of the quarter was as follows:

         Sector                                           Percentage

Raw Materials                                               13.0%
Financial Services                                            0.0%
Transportation                                                3.9%
Technology                                                  18.5%
Capital Goods                                               18.4%
Consumer Non-Durables                                         4.7%
Consumer Durables                                           10.0%
Consumer Services                                             3.0%
Conglomerates                                                 0.0%
Shelter                                                       8.5%
Utilities                                                     0.0%
Health Care                                                   0.0%
Retail                                                      11.3%
Business Equipment & Services                                 6.7%
Energy                                                        2.0%

PERFORMANCE DISCUSSION

     The fund generated an annualized return of 30.32% and a cumulative total return of 10.3% for the time period of June 30th through October 31st. The S&P 600 Small-Cap returned 11.16%, and the Russell 2000 finished at 9.74%. We have had a number of stocks in our portfolio receive takeover offers since the fund's inception. Sterling Electronics got an offer from Marshall Industries, Computational Services agreed to a deal with Emerson Electric, and Oregon Metallurgical decided to merge with Allegheny Teledyne. I have always said that a takeover is the ultimate test of value, because obviously someone believes that the company is worth owning at a substantially higher price. Some other stocks that had a major positive impact on the portfolio were VTEL, Successories, Duckwall-Alco, and Outback Steakhouses.
Our portfolio has a number of stocks that I believe have the potential to be worth five-to-ten fold over the next five years. These would include our positions in Duckwall-Alco, Durakon, Quanex, Perceptron, Successories, VTEL, and Wabash National. It is our belief that if just one of these companies works out according to our expectations, it would be more than enough to carry the performance of the portfolio ahead of that of the indexes. While we do not have a "bet the ranch" mentality on any single one of these stocks, collectively they comprise over 25% of the portfolio. Over the next few quarters, these must be the key contributors in our outperforming the market.

DISCRIPTION OF INDIVIDUAL SECURITY ISSUES

I would like to very briefly describe the securities now held in the portfolio. The individual securities, and any interesting characteristics, are:

Alrenco (RNCO) - The company operates a chain of rent-to-own stores that are primarily based in the Midwest, Southwest, and Southeast. Alrenco is based in New Albany, Indiana.

     Altron, Inc. (ALRN) - Altron manufactures interconnect products, such as backplanes and circuit boards, for electronic equipment. The firm is located in Wilmington, Massachusetts.

     American Building Company (ABCO) - ABCO is one of the largest makers of metal buildings in the country. It is located in Eufala, Alabama.
Artic Cat Company (ACAT) - The firm makes snowmobiles, ATVs, and jet skis under the Artic Cat and Tigershark names. The company is in Thief River Falls, Minnesota.

Award Software (AWRD) - AWRD, which is based in Mountain View, California, develops software that provides an interface between a computer's operating system software and its hardware.

Brooktrout Technology (BRKT) - The company is supplier of software and hardware products for providers of the electronic messaging market, such as faxes and modems. BRKT is located in Needham, Massachusetts.

Butler Manufacturing (BTLR) - Butler is the largest maker of metal buildings in the United States. In addition, it has operations all over the world and is headquartered in Kansas City, Missouri.

Commercial Intertech (TEC) - Commercial Intertech is a large manufacturer of industrial pumps and has substantial overseas operations. The company is headquartered in Youngstown, Ohio.

Computer Language Research (CLRI) - The company has a virtual monopoly on tax software for trust companies and Fortune 2000 firms. Located in Carrolton, Texas, the company also has a number of other developing businesses in the software industry.

Computational Systems Inc. (CSIN) - The firm makes preventive maintenance and monitoring devices used primarily on electric motors. The company is being acquired by Emerson Electric. CSIN is located in Knoxville, Tennessee.

Cott Corporation (COTTF) - Based in Toronto, Canada, Cott is a major producer of private label drinks both in North America and abroad. The company makes Albertson's A+ Brand drinks, as well as Sam's Choice for WalMart.

Deflecta-Shield (TRUX) - Indianola, Iowa is the home for this truck accessories firm. The company is best known for its bug shields and air deflectors.

Duckwall-Alco Stores, Inc. (DUCK) - The company is a retailer to small towns in the Midwest and Southwest. It is based in Abilene, KS and primarily operates in towns of less than 20,000.

Durakon Industries Inc. (DRKN) - Durakon makes specialized towing vehicles, as well as, bedliners for pick-up trucks. Its Duraliner product is the dominant name in the bedliner business. The company is located in Lapeer, Michigan.

Flexsteel Industries (FLXS) - This is the tenth largest furniture company in the United States. It is located in Dubuque, Iowa.

Glenayre Technology (GEMS) - Glenayre manufactures telecommunications equipment software, particularly for paging systems, and is located in Charlotte, North Carolina.

     Haggar Corp. (HGGR) - The company makes apparel items such as wrinkle-free slacks. The firm is located in Dallas, Texas.

Insteel Industries (III) - III is a manufacturer of welded wire reinforcement, used primarily by the construction, furniture and automotive industry. Insteel is based in Mount Airy, North Carolina.

Lone Star Steakhouse (STAR) - The company owns three steakhouse concepts: Lone Star Steakhouse & Saloon, Sullivan's, and Del Frisco's. It is based in Wichita, Kansas.

Oregon Metallurgical (OREM) - The company processes titanium into products for heavy industrial uses. Oregon Metallurgical is based in Albany, Oregon.

Outback Steakhouse (OSSI) - The Outback Steakhouse chain caters to middle-market diners who are looking for a substantial dining experience. It is based in Tampa, Florida.

Perceptron (PRCP) - The company's products use light in the measurement of industrial products. Additionally, the company has a rapidly growing business using its products for the lumber industry. The company is based in Plymouth, Michigan.

     Quanex Corp. (NX). - The company operates steel and aluminum mini-mills throughout the United States. Its products typically require some level of engineering and the firm's mills are considered the lowest cost producers in the world. The firm is based in Houston, Texas.
RMI Titanium (RTI) - RMI is a processor of titanium used in manufactured products. The company is 25% owned by USX Corp. It is based in Niles, Ohio.

RailTex (RTEX) - RailTex is the nation's sixth largest railroad, with over 4,000 miles of track. RailTex is based in San Antonio, Texas.

Raster Graphics (RGFX) - Raster Graphics is a producer of high-performance color printing systems and is located in San Jose, California.

Steel of West Virginia Inc. (SWVA) - Steel of West Virginia is located in Huntington, West Virginia. This operator of a steel mini-mill manufactures its products for the truck trailer market, as well as manufactured housing.

Sterling Electronics (SEC) - Sterling electronics distributes electrical parts to companies across the country. It is currently being bought out by Marshall Industries. It is in Houston, Texas.

Successories Inc. (SCES) - The company is a leader in the motivation and people recognition business. It sells products through mall-based shops, airline catalogs, promotional catalogs, and other retailers. It is based in Naperville, Illinois.

Ultratech Stepper (UTEK) - UTEK manufactures products, known as steppers, which are used in the fabrication of semiconductors and thin film heads for disk drives. The company is located in San Jose, California.

VTEL Corporation (VTEL) - VTEL is the second largest competitor in the video teleconferencing business. Intel has a large interest in the firm, which has a 25% market share. VTEL is based in Austin, Texas.

Wabash National Corp. (WNC) - West Lafayette, Indiana is the home to Wabash National, the largest truck trailer firm in the nation. In a decade the company has moved from being new to the marketplace to being the dominant firm, with the ability to produce 90,000 trailers per year.

Walden Residential Properties (WDN) - Walden is a real estate investment trust that offers upscale apartment living. The company is located in Dallas, Texas.

Webco Industries (WEB) - The company makes HVAC products and is a dominant supplier in certain segments of the market. Webco is based in Sand Springs, Oklahoma.

Wellman Inc. (WLM) - The company recycles plastic bottles into fibers. These fibers are used to make carpets, along with other uses. The firm is based in Shrewsburry, New Jersey.


FINAL THOUGHTS

Thank you once again for your support of the fund. Everyone at Corbin & Company is excited about its long-term potential to increase wealth for the shareholders and is committed toward that purpose. For myself, I only hold three investments; shares in this fund and shares in Corbin & Company comprise the largest of those investments. If there is ever anything we can do in the way of service, please let me know. Thank you once again for your confidence in us, and we will continue to work hard to make sure we are deserving of it.

Sincerely,



David A. Corbin, CFA
President and Chief
Investment Officer

Corbin Small-Cap Value Fund
Schedule of Investments -  October 31, 1997


Common Stocks - 88.2%                                            Shares                        Value
Apparel - 2.3%
Haggar Corp.                                                         2,010                       $ 30,904
                                                                                         -----------------

Auto Parts & Accessories - 4.2%
Deflecta Shield Corp. (a)                                            5,800                         55,825
                                                                                         -----------------

Bottled & Canned Soft Drinks - 1.9%
Cott Corp (Quebec) (a)                                               2,440                         25,315
                                                                                         -----------------

Business Services - 11.3%
Computational Systems Corp. (a)                                      2,000                         57,250
Computer Language Research                                           2,000                         23,500
Vtel Corp. (a)                                                       9,410                         69,399
                                                                                         -----------------
                                                                                         -----------------
                                                                                                  150,149
                                                                                         -----------------
Catalog & Mail Order Services - 2.2%
Successories Inc. (a)                                                4,350                         29,091
                                                                                         -----------------

Computer Programming Services - 1.5%
Raster Graphics Inc. (a)                                             3,860                         20,265
                                                                                         -----------------

Computer Software - 0.5%
Award Software International, Inc. (a)                                 570                          6,519
                                                                                         -----------------

Construction - 1.1%
American Residential Services, Inc. (a)                              1,000                         14,625
                                                                                         -----------------

Department Stores - 2.6%
Duckwall Alco Stores (a)                                             2,360                         35,105
                                                                                         -----------------

Electrical Parts & Equipment - 1.6%
Altron Inc. (a)                                                        190                          3,016
Glenayre Technologies Inc. (a)                                         190                          2,470
Sterling Electronics Corp.                                             780                         15,892
                                                                                         -----------------
                                                                                         -----------------
                                                                                                   21,378
                                                                                         -----------------

Equipment Rental & Leasing - 2.3%
Alrenco Inc. (a)                                                      1810                         30,770
                                                                                         -----------------

Fabricated Metal Products -  4.3%
American Buildings Co. (a)                                             630                         17,640
Butler Manufacturing Co.                                              1180                         39,973
                                                                                         -----------------
                                                                                         -----------------
                                                                                                   57,613
                                                                                         -----------------
Corbin Small-Cap Value Fund
Schedule of Investments -  October 31, 1997 - continued

Common Stocks - continued                                        Shares                             Value
Furniture & Fixtures - 4.4%
Flexsteel Industries, Inc.                                           5,220                       $ 58,725
                                                                                         -----------------

Hydraulic Equipment - 3.0%
Commercial Intertech Corp.                                           2,490                         40,463
                                                                                         -----------------

Measuring & Controlling Devices - 4.3%
Perceptron Inc.  (a)                                                 2,050                         49,456
Ultratech Stepper Inc. (a)                                             300                          8,175
                                                                                         -----------------
                                                                                         -----------------
                                                                                                   57,631
                                                                                         -----------------

Metal Mining - 1.8%
Oregon Metallurgical Corp. (a)                                         500                         11,719
RMI Titanium (a)                                                       500                         11,875
                                                                                         -----------------
                                                                                         -----------------
                                                                                                   23,594
                                                                                         -----------------
Power Distribution - 2.6%
Reliability Inc. (a)                                                 2,000                         35,000
                                                                                         -----------------

Railroads - 3.5%
Rail Tex Inc. (a)                                                    2,900                         46,763
                                                                                         -----------------

Real Estate - 3.3%
Walden Residential Properties                                        1,800                         43,875
                                                                                         -----------------

Recreational Vehicles - 7.5%
Arctic Cat Inc.                                                      3,070                         36,073
Durakon Industries Inc. (a)                                          7,080                         63,720
                                                                                         -----------------
                                                                                         -----------------
                                                                                                   99,793
                                                                                         -----------------
Restaurants - 5.3%
Lone Star Steakhouse & Saloon (a)                                    2,230                         51,569
Outback Steakhouse Inc. (a)                                            720                         19,485
                                                                                         -----------------
                                                                                         -----------------
                                                                                                   71,054
                                                                                         -----------------
Textiles - 2.1%
Wellman Inc.                                                         1,350                         27,422
                                                                                         -----------------

Trucks/Trailers - 1.7%
Wabash National Corp.                                                  765                         22,853
                                                                                         -----------------

Steel Manufacturing - 12.9%
Insteel Industries                                                   5,680                         43,310
Quanex Corp.                                                         2,230                         61,603
Steel West Virgina Inc. (a)                                          4,840                         51,425
Webco Industries (a)                                                 2,000                         15,375
                                                                                         -----------------
                                                                                         -----------------
                                                                                                  171,713
                                                                                         -----------------
                                                                                         -----------------
TOTAL COMMON STOCKS (Cost $1,131,754)                                                         $ 1,176,445
                                                                                         -----------------
Corbin Small-Cap Value Fund
Schedule of Investments -  October 31, 1997 - continued

Money Market Securities - 6.2%
Star Treasury, 4.80%, 10/31/97 (Cost $83,063)                                                      83,063
                                                                                         -----------------

TOTAL INVESTMENTS - 94.4% (Cost $1,214,817)                                                     1,259,508
Other Assets less liabilities - 5.6%                                                               74,923
                                                                                         -----------------
Total Net Assets - 100.0%                                                              $        1,334,431
                                                                                         =================

Corbin Small-Cap Value Fund                                                        October 31, 1997
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $1,214,817)                     $           1,259,508
Receivable for fund shares sold                                                        100,036
Interest receivable                                                                        255
                                                                           --------------------
     Total assets                                                                    1,359,799

Liabilities
Payable for investments purchased                   $             24,070
Accrued investment advisory fee payable                            1,250
Payable for fund shares redeemed                                      48
                                                      -------------------

     Total liabilities                                                                  25,368
                                                                           --------------------

Net Assets                                                                         $ 1,334,431
                                                                           ====================

Net Assets consist of:
Paid in capital                                                          $           1,283,827
Accumulated undistributed net realized gain                                              5,913
Net unrealized appreciation on investments                                              44,691
                                                                           --------------------

Net Assets, for 120,981 shares                                                     $ 1,334,431
                                                                           ====================

Corbin Small-Cap Value Fund
Statement of Operations for the period June 30, 1997 (Commencement of Operations) to October 31, 1997

Investment Income
Dividend Income                                                                                     $               1,812
Interest Income                                                                                                     1,174
                                                                                                       -------------------
Total Income                                                                                                        2,986


Expenses
Investment advisory fee                                                        $              2,991
Trustees' fees                                                                                    0
                                                                                 -------------------
Total Operating Expenses                                                                                            2,991
                                                                                                       -------------------
Net Investment Income (Loss)                                                                                           (5)
                                                                                                       -------------------

Realized & Unrealized Gain
Net realized gain on investment securities                                                    5,918
Change in net unrealized appreciation on investment securities                               44,691
                                                                                 -------------------
                                                                                                       -------------------
Net gain (loss) on investment securities                                                                           50,609
                                                                                                       -------------------
Net increase in net assets resulting from operations                                                $              50,604
                                                                                                       ===================

Corbin Small-Cap Value Fund
Statement of Changes in Net Assets
  for the period June 30, 1997 (commencement of operations) to October 31, 1997

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                    $           (5)
  Net realized gain                                                                        5,918
  Change in net unrealized appreciation                                                   44,691
                                                                                  ---------------
  Net Increase in net assets resulting from operations                                    50,604
                                                                                  ---------------
Distributions to shareholders:
  From net investment income                                                                   -
                                                                                  ---------------
Share Transactions
  Net proceeds from sale of shares                                                     1,283,875
  Shares issued in reinvestment                                                                -
  Shares redeemed                                                                            (48)
                                                                                  ---------------
  Net increase in net assets resulting
  from share transactions                                                              1,283,827
                                                                                  ---------------
  Total increase in net assets                                                         1,334,431

Net Assets
  Beginning of period                                                                          -
                                                                                  ---------------
  End of period [including undistributed net investment loss of ($5)]                $ 1,334,431
                                                                                  ===============


Corbin Small-Cap Value Fund
Financial Highlights
  for the period June 30, 1997 (Commencement of Operations) to October 31, 1997 Selected Per Share Data

Net asset value,
  beginning of period                                        $10.00
                                                     ------------
Income from investment
  Operations
  Net investment income                                        0.00
  Net realized and
  unrealized gain (loss)                                       1.03
                                                     ------------
Total from investment operations                               1.03
                                                     ------------
Less Distributions
  From net interest income                                     0.00
  From net realized gain                                       0.00
                                                     ------------
Net asset value,
  end of period                                              $11.03
                                                     ============

Total Return                                                  30.(a)

Ratios and Supplemental Data
Net assets, end of period (000)                           $1,334
Ratio of expenses to
  average net assets                                           1.(a)
Ratio of net investment income to
  average net assets                                           0.(a)
Portfolio turnover rate                                       20.(a)
Average commissions paid                                       0.0681

(a)   Annualized

                           CORBIN SMALL-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997


NOTE 1.  ORGANIZATION

The Corbin Small-Cap Value Fund. (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on June 10, 1997 and commenced operations on June 30, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company The investment objective of the Fund is to provide long term capital appreciation to its shareholders. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


                           CORBIN SMALL-CAP VALUE FUND
                                               NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997


Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund  retains  Corbin & Company  (the  "Adviser")  to manage the Fund's
investments.   David  A.  Corbin  ,  President  of  the  Adviser,  is  primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. For the period from June 30, 1997 through October 31, 1997, the Adviser has received a fee of $2,991 from the Fund.











                           CORBIN SMALL-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997

NOTE 4.  CAPITAL SHARE TRANSACTIONS

   As of October 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at October 31, 1997 was $1,283,827.

     Transactions in capital stock were as follows:

                                         For the period from
                                       June 30, 1997 (Commencement of
                                      Operations) through October 31, 1997

                                      Shares                       Amount
                                     ---------                   ----------

Shares sold                           120,985                     $1,283,875

Shares issued in reinvestment
  of  dividends                            -                               -

Shares redeemed                           (4)                            (48)
                                    -----------                --------------
Net increase                          120,981                      $1,283,827
                                       ======                      ==========

NOTE 5. INVESTMENTS

For the period from June 30, 1997 (commencement of operations) through October 31, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $1,175,485 and $49,549, respectively. The gross unrealized appreciation for all securities totaled $79,685 and the gross unrealized depreciation for all securities totaled $34,994 for a net unrealized appreciation of $44,691. The aggregate cost of securities for federal income tax purposes at October 31, 1997 was $1,214,817.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


                           CORBIN SMALL-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997

NOTE 7. RECLASSIFICATIONS

In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of October 31, 1997 the fund recorded permanent book/tax differences of ($5) from undistributed net investment income to undistributed realized gain on investments. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and Board of Trustees
Corbin Small Cap Value Fund

We have audited the statement of assets and liabilities including the portfolio of investments, of the Corbin Small Cap Value Fund (a member of the Ameriprime Fund Series) as of October 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from June 30, 1997 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted audit- ing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Corbin Small Cap Value Fund as of October 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from June 30, 1997 (commencement of operations) to October 31, 1997 in conformity with generally accepted accounting principles.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 17, 1997

Florida Street Funds
Letter to Shareholders
October 31, 1997

Dear  Fellow Shareholders,

   I am pleased to present the first annual report of the Florida Street Funds, which completed their first fiscal year on October 31, 1997. Since the Florida Street Bond Fund and the Florida Street Growth Fund commenced operations on August 4 and August 6,1997, respectively, the period covered by this report is unusually short. The report includes an investment review by each fund's portfolio manager, followed by a complete list of securities held and the financial statements for the period.
   During this fiscal period , the U.S. financial markets were characterized by a level of volatility not seen in seven years. From August through early October, both stock and bond prices were on a rising course. On October 17, the Taiwanese government announced that it would allow its currency to float. This led to speculation that Hong Kong would do the same, and speculators began shorting the Hong Kong currency. As officials moved to defend the currency, interest rates in Hong Kong rose precipitously. Such rates are likely to slow economic growth there, and U.S. investors worried that this could cause a slowing in the U.S. economy, particularly in the technology sector. With valuations at lofty levels investors suddenly saw a reason to sell stocks and corporate bonds. The safe haven features of U.S. Treasury securities caused prices in that market to rise.
   We view this event as a market correction, not an economic event. Southeast Asia consumes about 12% of U.S. exports and contributes 7% of U.S. earnings. Therefore, the turmoil in Southeast Asia should not have a meaningful impact on domestic economic growth, which continues to be steady. Also, the holdings of the Florida Street Funds have no conspicuous exposure to Southeast Asia.
   We will continue to monitor the markets and the funds' holdings to manage risk. Our risk management efforts are designed to insure that the holdings adequately represent numerous sectors of the U.S. economy and that security selection is an important determinant of investment results. Thank you for joining us as fellow shareholders of the Florida Street Funds. We will continue to work to justify your confidence.


Sincerely,


Walter A. Morales
President and Chief Investment Officer
Commonwealth Advisors, Inc.

Dear Fellow  Shareholder,

    The Florida Street Bond Fund began operation on August 4, 1997. The Fund achieved a cumulative total return of 0.70% and an annualized toal return of 3.69% for the short fiscal year ended October 31, 1997. This result lagged the return of the Lipper High Current Yield Index which returned 2.34%. We do not believe that the performance interval since inception is meaningful due to the short time-span involved. The Fund is being managed according to an investment process that should allow it to perform well over time versus its benchmark and the bond market in general.
    The investment objective of the Fund is to provide a total return by pursuing high yield, non-investment grade bond and other income-oriented securities. As of the end of October, the fund's allocation consisted of 92% fixed income securities, 3% REITS, and 5% cash equivalents.
    The last two weeks of October were characterized by significant volatility as turmoil in the Asia-Pacific countries caused a sharp change in investor sentiment and widespread selling of equities in the U.S. and markets around the world. The sudden aversion to credit risk caused the selling pressure to spill over to the U.S. corporate bond market as investors sought safety in U.S. Treasury securities. The decline in the Lipper High Current Yield Index was approximately 1.5% on October 27th, the day the U.S. stock markets declined nearly 7 percent.
    Events such as this should create opportunities for the fund in our search for securities offering potentially above-average total return. For example, the high grade Yankee issue Hutchison Whampoa (Hutch 07) has experienced a widening of spread versus U.S. Treasury securities of about 100 basis points since mid-October. This seems to be due mostly to market sentiment than to any deterioration in credit fundamentals of the issuer. We make decisions concerning securities such as this one only after considerable research and the application of sound judgement.
   We continue to expect high-yield bonds to generate attractive returns in an the current economic environment. The operating performance of the underlying issuers is expected to be favorable, and we will consistently monitor their progress


Walter A. Morales
Portfolio Manager

Florida Street Bond Fund
Schedule of Investments  October 31, 1997


Common Stock - 2.7%                                                  Shares            Value
Colonial Properties Trust                                             700      $            19,863
Jameson Inns                                                         1,800                  20,700
JDN Realty Corp.                                                      700                   23,888
JPS Textile Group Inc.                                               4,997                  67,460
Liberty Property Trust                                                800                   22,400
LTC Properties Inc.                                                  1,100                  22,275
Walden Residential Properties Inc.                                    900                   21,938
                                                                                 ------------------
TOTAL COMMON STOCK (Cost $199,434)                                                         198,524
                                                                                 ------------------
                                                                      Par
Corporate Bonds - 75.7%                                              Value             Value
Allied Waste Industries, 0.00%, 6/1/02                                 150,000             102,000
American Rice Inc., 13%, 7/31/05                                       260,000             265,200
Argentina Buenas Aires, 8.50%, 12/29/00                                150,000             133,125
Bally's Health & Tennis, 13%, 1/19/03                                  150,000             147,750
Brazos Sportswear, 10.50%, 7/1/07                                      150,000             148,500
Brauns Fashions, 12.00%, 1/1/05                                        400,000             394,000
Building Materials Corp, 8.00% 10/15/07                                100,000              99,000
Cablevision Systems, 8.125%, 8/15/09                                   150,000             151,125
Callon Petroleum, 10%, 12/15/01                                        135,000             135,338
Cleveland Electric Illum, 9.00%, 7/01/23                               100,000             107,805
DiGiorgio Corp., 10%, 6/15/07                                          100,000              98,250
Family Restaurants, 9.75% 2/1/02                                       100,000              83,000
Farm Fresh, 12.25%, 10/1/00                                            100,000              89,500
Global Star, 11.25%, 6/15/04                                           200,000             196,000
HIH Capital Ltd., 7.50%, 9/25/06                                       250,000             205,000
Hovnanian K Enterprises, 9.75% 6/1/05                                  100,000              99,500
Homeland Stores, 10% 8/1/03                                             25,000              23,125
Integrated Health Services, 9.25%, 1/15/08                             250,000             256,250
Iron Mountain Inc. 8.75%, 9/30/09                                      100,000             101,500
Lechters Inc. 5.00%, 9/27/01                                           150,000             117,750
Maxim Group Inc. 9.25%, 10/15/07                                       150,000             146,250
McLeod USA Inc. 10.50% 3/1/07                                          150,000             104,250
Microcell Telecom, 0%, 12/01/11                                        300,000             201,000
Niagra Mohawk Power Corp., 9.50% 3/1/21                                250,000             264,260
Nine West Group Inc. 9%, 8/15/07                                       150,000             149,625
Ohio Savings Capital Trust I, 9.50%, 6/30/27                           250,000             268,990
Pamida Inc. 11.75% 3/15/03                                              95,000              96,900
Pathmark Stores 0.0%, 11/1/03                                          250,000             172,500
Phar-Mor Inc. 11.72% 9/11/02                                            55,000              57,200
Specialty Foods Corp. 11.25%, 8/15/03                                  100,000              93,500
Specialty Foods 0.00%, 8/15/05                                         250,000             108,750
Florida Street Bond Fund
Schedule of Investments  October 31, 1997 - continued
                                                                      Par
Corporate Bonds - continued                                          Value             Value
Speedy Muffler King 10.875% 10/1/6                                     100,000              71,000
Triangle Capital Trust 9.375%, 6/1/27                                  250,000             272,739
Trico Marine Services 8.50, 8/1/05                                     115,000             116,725
UDC Homes, 12.50%, 5/1/00                                              135,000             141,075
U.S. Air Inc. 10.00%, 7/1/03                                           110,000             114,125
United Refining Co. 10.75%, 6/15/07                                    180,000             186,300
                                                                                 ------------------
TOTAL CORPORATE BONDS (Cost $5,537,301)                                                  5,518,906
                                                                                 ------------------

U.S. Government Obligations - 16.5%
FHR 1496 PA, 8/15/22                                                   221,859             200,460
FHR 1652 SC                                                            123,698             122,778
Freddie Mac                                                            214,390             188,541
USTN                                                                   700,000             687,093
                                                                                 ------------------
                                                                                 ------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,139,508)                                      1,198,872
                                                                                 ------------------

Money Market Securities - 3.5%
Star Treasury 4.482% 10/31/97(Cost $256,928)                           256,928             256,928
                                                                                 ------------------

TOTAL INVESTMENTS  - 98.4%  (Cost $7,133,171)                                            7,173,230
Other Assets less liabilities - 1.6%                                                       115,778
                                                                                 ------------------
TOTAL NET ASSETS - 100.0%                                                              $ 7,289,008
                                                                                 ==================

Legend
(a) non-income producing

Florida Street Bond Fund                                                           October 31, 1997
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $7,133,171)                     $           7,173,230
Receivable for securities sold                                                         102,594
Dividends receivable                                                                       778
Interest receivable                                                                    124,231
                                                                           --------------------
     Total assets                                                                    7,400,833

Liabilities
Accrued advisory fee                                               6,386
Dividends payable                                                105,439
                                                      -------------------
     Total liabilities                                                                 111,825
                                                                           --------------------

Net Assets                                                                         $ 7,289,008
                                                                           ====================

Net Assets consist of:
Paid in capital                                                          $           7,248,914
Accumulated undistributed net investment income                                             35
Net unrealized appreciation on investments                                              40,059
                                                                           --------------------

Net Assets, for 732,724 shares                                                     $ 7,289,008
                                                                           ====================

Net Asset Value

Florida Street Bond Fund
Statement of Operations
  for the period August 4, 1997 (Commencement of Operations) to October 31, 1997

Investment Income
Dividend Income                                                            $               2,300
Interest Income                                                                          117,254
                                                                             --------------------
Total Income                                                                             119,554


Expenses
Management fee                                       $              14,080
                                                       --------------------
Total Expenses                                                                            14,080
                                                                             --------------------

Net Investment Income                                                                    105,474
                                                                             --------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                  (97,781)
Change in net unrealized appreciation
  (depreciation) on investment securities                           40,059
                                                       --------------------
Net gain (loss)                                                                          (57,722)
                                                                             --------------------
Net increase (decrease) in net assets resulting                            $              47,752
                                                                             ====================
  from operations

Florida Street Bond Fund
Statement of Changes in Net Assets                                                       August 4, 1997
                                                                                        (commencement of
                                                                                   operations) to October 31,
Increase in Net Assets                                                                     1997
Operations
  Net investment income                                                        $         105,474
  Net realized gain (loss) on securities transactions                                    (97,781)
  Change in net unrealized appreciation                                                   40,059
                                                                                  ---------------
  Net Increase in net assets resulting from operations                                    47,752
                                                                                  ---------------
Distributions to shareholders:
  From net investment income                                                              (7,658)
  From net realized gain                                                                       -
  Return of capital                                                                      (97,781)
                                                                                  ---------------
  Total distributions                                                                   (105,439)
Share Transactions
  Net proceeds from sale of shares                                                     7,463,588
  Shares issued in reinvestment                                                                -
  Shares redeemed                                                                       (116,893)
                                                                                  ---------------
Net increase in net assets resulting
  from share transactions                                                              7,346,695
                                                                                  ---------------
  Total increase in net assets                                                         7,289,008

Net Assets
  Begining of period                                                                           -
                                                                                  ---------------
  End of period [including undistributed net investment income of $35]         $       7,289,008
                                                                                  ===============




Florida Street Bond Fund
Financial Highlights
  For the period August 4, 1997 (Commencement of Operations) to October 31, 1997 Selected Per Share Data


Net asset value,                                                $10.00
                                                     ---------------
  beginning of period
Income from investment
  Operations
  Net investment income                                           0.21
  Net realized and unrealized gain(loss)                         (0.12)
                                                     ---------------
Total from investment operations                                  0.09
                                                     ---------------
Less Distributions
  From net interest income                                       (0.02)
  From net realized gain(loss)                                   (0.12)
                                                     ---------------
                                                     ---------------
Total distributions                                              (0.14)
                                                     ---------------
Net asset value,
  end of period                                                  $9.95

Total Return                                                      3.69%(a)

Ratios and Supplemental Data
Net assets, end of period (000)                                  $7,289
Ratio of expenses to
  average net assets                                              0.53(a)
Ratio of net investment income to
  average net assets                                              3.95(a)
Portfolio turnover rate                                          60.55(a)
Average commission rate                                           0.0339

(a)    Annualized

Florida Street Growth Fund
Letter to Shareholders
October 31, 1997

Fellow Shareholders,

   During the abbreviated period since the inception of the Florida Street Growth Fund on August 6, 1997, the Fund achieved a cumulative total return of 1.90%and an annualized total return of 7.97%. This performance masks a great deal of volatility during the final week of October. The table below indicates how the fund fared versus comparative indexes. The fund's broad capitalization range makes it meaningful to compare results with mid-cap and small-cap indexes.

             ------------------------------------------------------------------











             ------------------------------------------------------------------

   The stock market took investors on a wild ride as October came to a close. Returns for the market indexes shown above were substantially higher through the first week of the month. Then the market began to drift lower , culminating in a drop of over 6 percent on October 27 before recovering a portion of the losses by month end. This was the first meaningful correction since the fall of 1990. Typically, corrections of at least ten percent occur, on average, every two years, so this was long overdue.
   Investors, fearing a spill-over of Southeast Asia's economic crisis into the U.S. economy, dumped stocks, especially those in which substantial unrealized gains existed. The Fund owns shares in many of these successful companies so the fund declined along with the market averages, with some cushion provided by a cash and government bond reserve position totaling 21% of assets. We are pleased to see that once the market stabilized, prices recovered substantially from the lows.
   We would not be surprised to see additional periods of extreme volatility given the stellar returns earned during the last fifteen years, and the dearth of volatility during this decade. Our strategy will continue to be aimed at finding well-managed companies across all market sectors with above average prospects and which are undervalued according to one or more important measures
 . This process should prove rewarding to shareholders in the market environment we expect over the next few years. We expect the market to rise , but at a slower pace and with greater volatility as investors become protective of their gains when events unfold which shake their confidence in the future. The Fund's flexibility with regard to company size should allow us to capitalize on
opportunities   that  will   likely   arise  in  an   environment   of  investor
"skiddishness".
   Several holdings provided impetus to the Fund's positive return during this brief period. Most noteworthy were the shares of Superior Energy Services, a provider of oil and gas plug and abandonment services, which rose 93.8%, and Sirrom Capital, a company that invests in growing small businesses, whose shares increased by 41.1%.
   Dampening results during the period were the shares of Miller Industries which declined 42.4%. Miller manufactures towing equipment and provides towing services. A slowing of revenue growth in the manufacturing segment caused investors to question the company's growth potential. We believe the slowdown is temporary and are continuing to hold the stock. Advanced Micro Devices shares were down 40.9% due to a small earnings shortfall.
   We are pleased with the Fund's performance during its initial fiscal period , realizing that the time span is too short for a meaningful evaluation. Our personal and professional success is directly tied to that of the Fund, so you can be assured that we are working toward a common goal.
   Thank you for the trust you have placed in us.



Richard L. Chauvin, Jr.
Portfolio Manager





Florida Street Growth Fund
Schedule of Investments - October 31, 1997


Common Stock  - 79.6%                                        Shares                       Value
Banks & Bank Holding Companies - 4.1%
Carolina First Corp.                                             1,500              $         32,813
CCB Financial Corp.                                                300                        27,300
Concord EFS (a)                                                    900                        26,719
                                                                                     ----------------
                                                                                     ----------------
                                                                                              86,832
                                                                                     ----------------
Buildings/Construction - 2.0%
NCI Buildings Systems (a)                                          700                        25,506
Palm Harbor Homes Inc. (a)                                         600                        16,050
                                                                                     ----------------
                                                                                     ----------------
                                                                                              41,556
                                                                                     ----------------

Business Equipment & Services - 5.2%
Accustaff Inc. (a)                                                 600                        17,138
Acxiom Corp. (a)                                                 1,200                        19,725
Billing Information Concepts (a)                                   400                        15,700
Corestaff Inc. (a)                                                 700                        17,325
Cotelligent Group Inc.                                           1,000                        20,500
PMT Services Inc.                                                1,200                        19,350
                                                                                     ----------------
                                                                                             109,738
                                                                                     ----------------
Capital Goods - 4.7%
Cincinnati Milacron                                                600                        16,650
Deere & Co.                                                        400                        21,050
Illinois Tool Works Inc.                                           300                        14,756
Miller Industrial Inc. (a)                                       1,200                        12,150
Nucor Corp.                                                        500                        26,125
Unifab International (a)                                           300                         9,600
                                                                                     ----------------
                                                                                     ----------------
                                                                                             100,331
                                                                                     ----------------
Chemicals - 2.9%
IMC Global Inc.                                                    600                        20,213
PPG Industries                                                     300                        16,988
SCP Pool Corp. (a)                                               1,050                        25,200
                                                                                     ----------------
                                                                                              62,401
                                                                                     ----------------

Consumer Durables - 1.1%
Action Performance Cos. (a)                                        900                        23,063
                                                                                     ----------------

Consumer Non - Durables - 5.8%
Flowers Industries                                               1,000                        19,000
Kimberly Clark Corp.                                               400                        20,775
Lance Inc.                                                       1,000                        21,375
Movado Group Inc.                                                1,200                        25,350
Performance Food Group Co. (a)                                     900                        16,650
Richfood Holdings                                                  800                        19,300
                                                                                     ----------------
                                                                                             122,450
                                                                                     ----------------
Electronics - 3.2%
Kuhlman Corp.                                                      500                        17,438
SCI Systems Inc.                                                   700                        30,800
TII Industries Inc.                                              3,000                        18,750
                                                                                     ----------------
                                                                                     ----------------
                                                                                              66,988
                                                                                     ----------------
Florida Street Growth Fund
Schedule of Investments -October 31, 1997- continued

Energy Sector - 10.4%                                        Shares                       Value
Consolidated Natural Gas Co.                                       350                        18,922
Core Labratories (a)                                               500                        20,000
Domain Energy Corp. (a)                                          1,000                        17,250
Mitcham Industries                                                 800                        20,900
Mobil Corp.                                                        300                        21,844
Nabors Industries (a)                                              400                        16,450
Newpark Resources Inc. (a)                                         400                        16,600
Pride International Inc. (a)                                       600                        19,800
Southern Mineral Inc.                                            2,800                        19,600
Superior Energy Services Inc. (a)                                2,500                        29,375
Tuboscope Vetco International Corp. (a)                            600                        19,050
                                                                                     ----------------
                                                                                             219,791
                                                                                     ----------------



Financial Services - 10.3%
Amresco Inc. (a)                                                   700                        21,963
Bear Stearns Cos. Inc.                                             200                         7,938
Fleet Financial Group Inc.                                         350                        22,509
First Data Corp.                                                   800                        23,250
Greentree Financial                                                600                        25,275
Interstate/Johnson Lane                                            550                        14,850
Lehman Brothers Holdings Inc.                                      200                         9,413
MBNA Corp.                                                         825                        21,708
Raymond James Financial Inc.                                       300                         9,000
Sirrom Capital Corp.                                               800                        40,300
SunAmerica Inc.                                                    600                        21,563
                                                                                     ----------------
                                                                                             217,769
                                                                                     ----------------
Health Care - 2.9%
Diagnostic Health Services (a)                                   2,000                        24,250
Healthcare Compare (a)                                             300                        16,125
Smithkline Beecham PLC ADR                                         200                         9,525
Vencor Inc. (a)                                                    400                        10,800
                                                                                     ----------------
                                                                                     ----------------
                                                                                              60,700
                                                                                     ----------------
Hotels/Lodging - 0.9%
HFS Inc. (a)                                                       300                        21,150
                                                                                     ----------------

Florida Street Growth Fund
Schedule of Investments -October 31, 1997- continued

Insurance - 2.7%                                             Shares                       Value
Capital RE                                                         350                        20,628
Protective Life Corp.                                              400                        21,150
Reliastar Financial Cos.                                           400                        14,950
                                                                                     ----------------
                                                                                     ----------------
                                                                                              56,728
                                                                                     ----------------
Restaurants - 3.0%
Landrys Seafood Restaurants Inc. (a)                             1,000                        28,000
Piccadilly Cafeteria                                             1,000                        14,875
Rare Hospitality Inc.                                            2,200                        20,625
                                                                                     ----------------
                                                                                              63,500
                                                                                     ----------------
Retail  Stores - 6.0%
Autozone Inc. (a)                                                  700                        20,694
Consolidated Stores Corp. (a)                                      600                        23,925
Dollar General Corp.                                               500                        16,531
Heilig Myers Co.                                                   800                        10,700
Home Depot Inc.                                                    400                        22,250
Just for Feet Inc. (a)                                           1,300                        19,256
Paul Harris Stores Inc. (a)                                        800                        14,700
                                                                                     ----------------
                                                                                     ----------------
                                                                                             128,056
                                                                                     ----------------

Technology Sector - 5.8%
Advanced Micro Devices Inc. (a)                                    500                        11,500
Applied Materials, Inc. (a)                                        700                        23,363
C-Cube Microsystems (a)                                            400                         9,500
Coherent Communication Corp.                                       700                        21,175
Novell Inc.                                                      1,000                         8,437
PairGain Technology (a)                                            400                        11,300
Premier Technologies                                               600                        20,400
Tech Data                                                          400                        17,800
                                                                                     ----------------
                                                                                             123,475
                                                                                     ----------------
Telecommunications - 3.3%
Frontier Corp.                                                     800                        17,300
GTE Corp.                                                          400                        16,974
World Access Inc. (a)                                              600                        15,900
Worldcom Inc. (a)                                                  600                        20,174
                                                                                     ----------------
                                                                                              70,348
                                                                                     ----------------
Transportation/Commercial - 1.8%
Halter Marine Group Inc. (a)                                       400                        20,924
Smithway Motor Express Corp. (a)                                 1,200                        16,200
                                                                                     ----------------
                                                                                     ----------------
                                                                                              37,124
                                                                                     ----------------
Transportation/Travel - 1.9%
ASA Holdings                                                       400                        11,150
Carnival Corp. Class A                                             600                        29,100
                                                                                     ----------------
                                                                                     ----------------
                                                                                              40,250
                                                                                     ----------------
U.S. Government Agencies - 1.6%
Federal National Mortgage Assoc.                                   700                        33,905
                                                                                     ----------------
Total Common Stock (Cost $1,661,677)                                                       1,686,155
                                                                                     ----------------

Florida Street Growth Fund
Schedule of Investments - continued                          Shares                       Value

U.S. Treasury Obligations - 11.6%
U.S. Treasury Notes 5.625%, 2/15/06                            250,000                     $ 245,391
                                                                                     ----------------
  (Cost $237,541)
Money Market Securities - 9.0%
Star Treasury 4.482% 10/31/97                                  190,132                     $ 190,132
                                                                                     ----------------
Total Money Market Securities (Cost $190,132)
TOTAL INVESTMENTS - 100.0% (Cost $2,089,350)                                             $ 2,121,678
                                                                                     ================
Other Assets less liabilities - (0.0%)                                                        (4,197)
Total Net Assets - 100.0%                                                                $ 2,117,481
                                                                                     ================

(a) non-income producing


Florida Street Growth Fund                                                         October 31, 1997
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $2,089,350)                     $           2,121,678
Dividends receivable                                                                     1,697
Interest receivable                                                                      3,756
                                                                           --------------------
     Total assets                                                                    2,127,131

Liabilities
Payable for investments purchased                   $              7,175
Accrued advisory fee payable                                       2,475
                                                      -------------------
     Total liabilities                                                                   9,650
                                                                           --------------------

Net Assets                                                                           2,117,481
                                                                           ====================

Net Assets consist of:
Paid in capital                                                          $           2,084,419
Accumulated undistributed net investment income                                            734
Net unrealized appreciation on investments                                              32,328
                                                                           --------------------

Net Assets, for 207,706 shares                                                       2,117,481
                                                                           ====================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($2,117,481/207,706)      $                  10.19
                                                                           ====================

Florida Street Growth Fund
Statement of Operations for period August 6, 1997 (commencement of operations) to October 31, 1997

Investment Income
Dividend Income                                                                                        $              2,897
Interest Income                                                                                                       8,591
Other income                                                                                                            197
                                                                                                         -------------------
Total Income                                                                                                         11,685


Expenses
Advisory fee                                                                   $                 6,339
                                                                                 ----------------------
Total Expenses                                                                                                        6,339
                                                                                                         -------------------

Net Investment Income (Loss)                                                                                          5,346
                                                                                                         -------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                               (4,612)
Change in net unrealized appreciation (depreciation) on investment securities                   32,328
                                                                                 ----------------------
Net gain (loss) on investment securities                                                                             27,716
                                                                                                         -------------------
Net increase (decrease) in net assets resulting from operations                                        $             33,062
                                                                                                         ===================

Florida Street Growth Fund
Statement of Changes in Net Assets                                  August 6, 1997
                                                                   (commencement of operations)
                                                                  to October 31,1997
Increase in Net Assets
Operations
  Net investment income                                      $          5,346
  Net realized gain(loss) on securities transactions                   (4,612)
  Change in net unrealized appreciation                                32,328
                                                               ---------------
  Net Increase in net assets resulting from operations                 33,062
                                                               ---------------
Distributions to shareholders:
  From net investment income                                                -
  From net realized gain                                                    -
                                                               ---------------
  Total Distributions                                                       -
Share Transactions
  Net proceeds from sale of shares                                  2,127,711
  Shares issued in reinvestment                                             -
  Shares redeemed                                                     (43,292)
                                                               ---------------
Net increase in net assets resulting
  from share transactions                                           2,084,419
                                                               ---------------
  Total increase in net assets                                      2,117,481

Net Assets
  Begining of period                                                        -
                                                               ---------------
  End of period [including undistributed net investment
    income of $5,346].                                       $      2,117,481
                                                               ===============


Florida Street Growth Fund
Financial Highlights
  For the period August 4, 1997 (Commencement of Operations) to October 31, 1997 Selected Per Share Data

Net asset value,
  beginning of period                                     $10.00
                                                     ------------
Income from investment
  Operations
  Net investment income                                     0.03
  Net realized and
  unrealized gain (loss)                                    0.16
                                                     ------------
Total from investment operations                            0.19
                                                     ------------
Less Distributions
  From net interest income                                     -
                                                     ------------
Net asset value,
  end of period                                            $10.19
                                                     ============

Total Return                                                 7.97(a)

Ratios and Supplemental Data
Net assets, end of period (000)                            $2,117
Ratio of expenses to
  average net assets                                         1.35(a)
Ratio of net investment income to
  average net assets                                         1.14(a)
Portfolio turnover rate                                      0.87(a)
Average commissions paid                                   0.0973

(a)   Annualized

                              FLORIDA STREET FUNDS
                          Notes to Financial Statements
                                October 31, 1997

NOTE 1.  ORGANIZATION
 The Florida Bond Fund (the "Bond Fund") and the Florida Street Growth Fund (the "Growth Fund") were organized as series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on June 15, 1997, and commenced operations on August 4 and August 6, 1997, respectively. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified series, open end management investment company. The investment objective of the Bond Fund is to provide total return to shareholders over the long term. The investment objective of the Florida Street Growth Fund is to provide total return to its shareholders over the long term. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


                              FLORIDA STREET FUNDS
                          Notes to Financial Statements
                                October 31, 1997

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Funds retain Commonwealth Advisors, Inc. (the "Adviser") to manage the Fund's investments. The Adviser is a Louisiana corporation. Walter A. Morales, the adviser's president and chief investment manager is responsible for the day to day management of the bond fund, Richard L. Chauvin, Senior Vice-President and Fund Manager of the adviser is responsible for the day to day management of the Growth Fund.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Funds expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.10% and 1.35% of the average daily net assets of the Bond Fund and the Growth Fund, respectively. It should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the Adviser. For the period from August 4, 1997 through October 31, 1997, the Adviser has received a fee of $14,080 from the Bond Fund. For the period from August 6, 1997 through October 31, 1997, the Adviser has received a fee of $6,339 from the Growth Fund.




                              FLORIDA STREET FUNDS
                          Notes to Financial Statements
                                October 31, 1997


 NOTE 4.  CAPITAL SHARE TRANSACTIONS

Florida Street Bond Fund. As of October 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at October 31, 1997 was $7,248,914.

     Transactions in capital stock were as follows:

                                                        For the period     For the period from
                                                             from             August 4, 1997
                                                        August 4, 1997       (Commencement of
                                                       (Commencement of    Operations) through
                                                          Operations)        October 31, 1996
                                                            through
                                                       October 31, 1997
                                                            Shares               Dollars
Shares sold                                                 744,446             $7,463,588


Shares issued in reinvestment of dividends                     0                    0
Shares redeemed                                            (11,722)             (116,893)
                                                           --------             ---------
                                                              732,724          $7,346,695

Florida Street Growth Fund. As of October 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at October 31, 1997 was $2,084,419.
     Transactions in capital stock were as follows:
                                                        For the period     For the period from
                                                             from             August 6, 1997
                                                        August 6, 1997       (Commencement of
                                                       (Commencement of    Operations) through
                                                      Operations) through    October 31, 1997
                                                        October 31, 1997
                                                            Shares               Dollars
Shares sold                                                 211,885             $2,127,711
Shares redeemed                                             (4,179)              (43,292)
                                                            -------              --------
                                                             207,706           $2,084,419







                              FLORIDA STREET FUNDS

                          Notes to Financial Statements

                                October 31, 1997


NOTE 5.  INVESTMENTS

 Florida Street Bond Fund. For the period from August 4, 1997 through October 31, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $9,352,754 and $1,607,791, respectively. The gross unrealized appreciation for all securities totaled $120,593 and the gross unrealized depreciation for all securities totaled $80,534 for a net unrealized appreciation of $40,059. The aggregate cost of securities for federal income tax purposes at October 31, 1997 was $7,133,171.

Florida Street Growth Fund. For the period from August 6, 1997 through October 31, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $1,708,252 and $41,963, respectively. The gross unrealized appreciation for all securities totaled $127,420 and the gross unrealized depreciation for all securities totaled $95,092 for a net unrealized appreciation of $32,328. The aggregate cost of securities for federal income tax purposes at October 31, 1997 was $2,089,350.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1997, Charles Schwab & Co. owned in aggregate more than 25% of the Funds.






                              FLORIDA STREET FUNDS

                          Notes to Financial Statements

                                October 31, 1997

NOTE 9. RECLASSIFICATIONS

In accordance with SOP 93-2, the funds have recorded a reclassification in the capital accounts. As of October 31, 1997 the bond fund recorded permanent book/tax differences of ($97,781) from undistributed net investment income to undistributed realized gain on investments. As of October 31, 1997 the growth fund recorded permanent book/tax differences of ($4,612) from undistributed net realized gain(loss) to undistributed net investment income. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                                           INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
Florida Street Bond Fund and Florida Street Growth Fund

We have audited the statement of assets and liabilities including the portfolio of investments, of the Florida Street Bond Fund and Florida Street Growth Fund (members of the Ameriprime Fund Series) as of October 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted audit- ing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting prin ciples used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Street Bond Fund and Florida Street Growth Fund as of October 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 17, 1997

Dear Fellow Shareholders:

Investment Results - Fiscal Year Ended October 1997

The GLOBALT Growth Fund (the "Fund") ended its second October fiscal year with a 27.15% total return for the year. The fund has returned 58.68% (net of fees) since inception December 1, 1995, surpassing a 57.05% gain for the S&P 500 Index during the same time period. The Fund will declare a capital gains distribution on December XX, 1997.

Investment results since inception have been as follows:

------------------------------- --------------------- ---------------------
Comparative                           GLOBALT               S&P 500
Investment Returns (a)              Growth Fund            Index (b)
------------------------------- --------------------- ---------------------
------------------------------- -------------------------------------------
Quarter Ending:
------------------------------- -------------------------------------------
------------------------------- --------------------- ---------------------
3/31/96                                  7.3%                  5.4%
------------------------------- --------------------- ---------------------
------------------------------- --------------------- ---------------------
6/30/96                                  3.0%                  4.5%
------------------------------- --------------------- ---------------------
------------------------------- --------------------- ---------------------
9/30/96                                  4.2%                  3.1%
------------------------------- --------------------- ---------------------
------------------------------- --------------------- ---------------------
12/31/96                                 4.1%                  8.3%
------------------------------- --------------------- ---------------------
------------------------------- --------------------- ---------------------
3/31/97                                 -1.1%                  2.7%
------------------------------- --------------------- ---------------------
------------------------------- --------------------- ---------------------
6/30/97                                18.9%                 17.5%
------------------------------- --------------------- ---------------------
------------------------------- --------------------- ---------------------
9/30/97                                  9.1%                  7.5%
------------------------------- --------------------- ---------------------
------------------------------- --------------------- ---------------------
Since Inception (c)                    58.7%                 57.1%
------------------------------- --------------------- ---------------------

         (a)      Past performance is not predictive of future performance.
     (b) The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends and weighted toward stocks with large market capitalizations.
         (c)      From December 1, 1995.



GLOBALT Growth Fund                                                                October 31, 1997
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $7,477,758)                     $           8,310,562
Receivable for securities sold                                                         106,426
Subscriptions receivable                                                                 2,500
Dividends receivable                                                                     6,025
Interest receivable                                                                      1,979
Reimbursement receivable from advisor                                                    1,335
                                                                           --------------------
     Total assets                                                                    8,428,827

Liabilities
Payable for investments purchased                   $            418,353
Accrued management fee payable                                     7,465
Other payable and accrued expenses                                   335
                                                      -------------------
     Total liabilities                                                                 426,153
                                                                           --------------------

Net Assets                                                                           8,002,674
                                                                           ====================

Net Assets consist of:
Paid in capital                                                          $           6,507,953
Accumulated undistributed net investment income                                          3,398
Accumulated undistributed net realized gain                                            658,519
Net unrealized appreciation on investments                                             832,804
                                                                           --------------------

Net Assets, for 510,876 shares                                                       8,002,674
                                                                           ====================

Net Asset Value

GLOBALT Growth Fund
Statement of Operations for the year ended October 31, 1997


Investment Income
Dividend Income                                                                                     $              56,832
Interest Income                                                                                                     9,489
                                                                                                       -------------------
Total Income                                                                                                       66,321


Expenses
Management fee                                                                 $             62,923
Trustees' fees                                                                                1,335
                                                                                 -------------------
Total Expenses before reimbursement                                                          64,258
Reimbursed expenses                                                                          (1,335)
                                                                                 -------------------
Total Expenses                                                                                                     62,923
                                                                                                       -------------------

Net Investment Income (Loss)                                                                                        3,398
                                                                                                       -------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                           659,135
Change in net unrealized appreciation (depreciation) on investment securities               524,623
                                                                                 -------------------
Net gain (loss) on investment securities                                                                        1,183,758
                                                                                                       -------------------
Net increase (decrease) in net assets resulting                                                     $           1,187,156
                                                                                                       ===================
  from operations

GLOBALT Growth Fund                                                                            December 1, 1995
Statement of Changes in Net Assets                                                             (commencement of
                                                                  For the year ended      operations) to October 31,
                                                                    October 31,1997            1996
Increase in Net Assets
Operations
  Net investment income                                      $          3,398                        2,033
  Net realized gain                                                   659,135                       51,568
  Change in net unrealized appreciation                               524,623                      308,181
                                                               ---------------           ------------------
  Net Increase in net assets resulting from operations              1,187,156                      361,782
                                                               ---------------           ------------------
Distributions to shareholders:
  From net investment income                                           (2,033)                           -
  From net realized gain                                              (52,184)                           -
                                                               ---------------           ------------------
  Total Distributions                                                 (54,217)
Share Transactions
  Net proceeds from sale of shares                                  3,528,668                    3,056,354
  Shares issued in reinvestment                                        54,217                            -
  Shares redeemed                                                    (156,226)                         (60)
                                                               ---------------           ------------------
Net increase in net assets resulting
  from share transactions                                           3,426,659                    3,056,294
                                                               ---------------           ------------------
  Total increase in net assets                                      4,559,598                    3,418,076

Net Assets
  Beginning of period                                               3,443,076                       25,000
                                                               ---------------           ------------------
  End of period [including undistributed net investment
    income of $3,398 and $2,033, respectively]               $      8,002,674                  $ 3,443,076
                                                               ===============           ==================



GLOBALT Growth Fund                                                                            December 1, 1995
Statement of Changes in Net Assets                                                             (commencement of
                                                                  For the year ended      operations) to October 31,
                                                                    October 31,1997            1996
Increase in Net Assets
Operations
  Net investment income                                      $          3,398                        2,033
  Net realized gain                                                   659,135                       51,568
  Change in net unrealized appreciation                               524,623                      308,181
                                                               ---------------           ------------------
  Net Increase in net assets resulting from operations              1,187,156                      361,782
                                                               ---------------           ------------------
Distributions to shareholders:
  From net investment income                                           (2,033)                           -
  From net realized gain                                              (52,184)                           -
                                                               ---------------           ------------------
  Total Distributions                                                 (54,217)
Share Transactions
  Net proceeds from sale of shares                                  3,528,668                    3,056,354
  Shares issued in reinvestment                                        54,217                            -
  Shares redeemed                                                    (156,226)                         (60)
                                                               ---------------           ------------------
Net increase in net assets resulting
  from share transactions                                           3,426,659                    3,056,294
                                                               ---------------           ------------------
  Total increase in net assets                                      4,559,598                    3,418,076

Net Assets
  Beginning of period                                               3,443,076                       25,000
                                                               ---------------           ------------------
  End of period [including undistributed net investment
    income of $3,398 and $2,033, respectively]               $      8,002,674                  $ 3,443,076
                                                               ===============           ==================


GLOBALT Growth Fund                                                                   December 1, 1995
Financial Highlights                                    For the year ended             (commencement of operations)
                                                         October 31, 1997            to October 31, 1996
Selected Per Share Data

Net asset value,
  beginning of period                                         $12.48                        $10.00
                                                   ---------------               ---------------
Income from investment
  Operations
  Net investment income                                         0.01                          0.01
  Net realized and
  unrealized gain (loss)                                        3.34                          2.47
                                                   ---------------               ---------------
Total from investment operations                                3.35                          2.48
                                                   ---------------               ---------------
Less Distributions
  From net investment income                                   (0.17)                         0.00
                                                   ---------------               ---------------
Net asset value,
  end of period                                               $15.66                        $12.48

Total Return                                                   27.15%                        27.(a)

Ratios and Supplemental Data
Net assets, end of period (000)                            $8,003                        $3,443
Ratio of expenses to
  average net assets                                            1.17%                         1.16%(a)
Ratio of expenses to average net assets
  before reimbursement                                          1.19%                         1.25%(a)
Ratio of net investment income to
  average net assets                                            0.06%                         0.11%(a)
Ratio of net investment income to average
  net assets before reimbursement                               0.04%                         0.02%(a)
Portfolio turnover rate                                       110.01%                        66.42%(a)
Average commission rate                                         0.06147                       0.0740

                               GLOBALT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997


NOTE 1.  ORGANIZATION

The GLOBALT Growth Fund Inc. (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose objective is to provide long term capital growth. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal instiutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.




                               GLOBALT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains GLOBALT , Inc. (the "Adviser") to manage the Fund's investments. The Adviser was organized as a Georgia Corporation in 1990. Angela Allen, President of the Adviser, and Samuel Allen, Chairman of the Adviser, are the controlling shareholders of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Adviser, which is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest fees and expenses of non-interested person trustees and extraordinary expenses. The Adviser is voluntarily reimbursing the Fund for trustees fees. There is no assurance that such reimbursement will continue in the future. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from November 1, 1996 through October 31, 1997, the Adviser has received a fee of $62,923 from the Fund.







                               GLOBALT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997


NOTE 4.  CAPITAL SHARE TRANSACTIONS

   As of October 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at October 31, 1997 was $6,507,953.

     Transactions in capital stock were as follows:

                                                                  For the period from     For the period
                                                                    December 1, 1995     from December 1,
                                                                    (Commencement of    1995 (Commencement
                                                                  Operations) through     of Operations)
                       For the year ended    For the year ended     October 31, 1996          through
                        October 31, 1997      October 31, 1997                           October 31, 1996

                             Shares               Dollars                Shares               Dollars
     Shares sold             241,426             $3,528,668             273,421             $3,056,354
  Shares issued in
   reinvestment of
      dividends               4,216                54,217                  0                     0
   Shares redeemed          (10,682)             (156,226)                (5)                  (60)
                            --------             ---------                ---                  ----
                               234,960         $3,426,659               273,416             $3,056,294

NOTE 5. INVESTMENTS

For the period from November 1, 1996 through October 31, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $7,641,469 and $5,877,038, respectively. The gross unrealized appreciation for all securities totaled $941,950 and the gross unrealized depreciation for all securities totaled $109,146 for a net unrealized appreciation of $832,804. The aggregate cost of securities for federal income tax purposes at October 31, 1997 was $7,477,758. .


NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                           INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
Globalt Growth Fund

We have audited the accompanying statement of assets and liabili ties of Globalt Growth Fund (a member of the Ameriprime Fund series), including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets, and financial highlights for the year then ended and for the period from December 1, 1995 (commencement of operations) to October 31, 1996 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Globalt Growth Fund as of October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from December 1, 1995 (com mencement of operations) to October 31, 1996 in the period then ended, in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 17, 1997

Dear Fellow Shareholders:

Summary

The recent stock market correction has left many investors wondering if this historic bull market is coming to an end. Our feelings on the market have not changed. We remain very optimistic about stocks over the long term. However, as October demonstrated, the stock market is not without risk. Our convictions have never been stronger that a large-company, value-oriented approach is both prudent and timely.

In our approach, we seek to participate in rising markets and provide our shareholders protection during market downturns. We expect our style to occasionally lag during powerful, momentum-driven "up" markets, knowing that we are providing excellent downside protection and superior risk-adjusted returns over the long term. Though we are diversified in over twenty industries, we are concentrated in the stocks of about thirty companies. Because of our concentrated style, we don't expect to mirror the performance of the market. We expect to have periods of both under-performance and out-performance. Our goal is to provide superior risk-adjusted returns to our shareholders over three and five-year periods, regardless of what the market is doing.

The IMS Capital Value Fund was one of only 11 funds selected by SmartMoney magazine as a finalist for their "Best New Mutual Funds" story (273 funds were eligible, August 1997 issue). We missed the final cut of 6 funds because our historical performance was not available on the particular database they chose to use. However, they did make a point to mention that one of the reasons they were so intrigued with our fund was its excellent performance during the 8.5% market correction in the first quarter of this year. In fact, since its inception, on the days when the Dow dropped by 100 points or more, our fund has held up better than the market by a 3-to-2 ratio (as measured by the S & P 500).

As of October 31, 1997, the IMS Capital Value had returned 20.6% since its inception (August 5, 1997) and 12.1% over the 12 months. Although we would usually consider these to be excellent returns, they pale by comparison to the returns of the S&P 500 index, 41.4% and 32.1%, respectively. Even though we happen to be looking at a very short period of time and a nearly unprecedented "go-go" market, we can't help but be disappointed that we didn't compare more favorably on the short term. Nothing about our investment approach, which has been very successful in the past, has changed. Some of the fund's largest holdings have simply not participated in the market's huge upswing. Rubbermaid, Waste Management, Fruit of the Loom and RJR Nabisco are all significant holdings in the fund which have made little or no contribution to the fund's performance. These quality, undervalued companies will eventually have their day in the sun, and therefore we view this as a buying opportunity and feel the fund's best relative performance lies in the months and years ahead.

The Technology Revolution

As value managers, finding an undervalued technology company in today's stock market is not easy. Our challenge is not only to find technology companies that are cheap relative to both historical valuations and their industry, but companies that are also undervalued due to short-term circumstances. Unlike most of the companies in which we invest where there is little doubt about demand for a quality product (i.e. Rubbermaid or Fruit of the Loom) technology companies often see demand for their products drop off overnight due to new products and innovations. We seek to identify undervalued technology companies that will be beneficiaries of change, not victims. Electronic Data Systems (EDS, $37, Yld 1.6%) is the fund's second largest position and an example of a company that exemplifies the above criteria. EDS is a 15-billion-dollar-a-year, international computer consulting firm that stands to win regardless of technology's direction. In fact, the more things change, the more EDS will benefit. EDS recently signed a 10-year, $3 billion deal with one of Australia's largest banks that highlights the types of services they can provide. The Commonwealth Bank of Australia hired EDS to take over its entire information technology department. As was the case with most of EDS's clients, the bank was finding it nearly impossible to keep pace with changing technology. The bank expects the deal to increase its productivity and decrease the risk of falling behind the technology curve. The bank also hopes to hand over responsibility for resolving its Year 2000 conversion issues. It's also noteworthy that the Commonwealth Bank of Australia was so impressed with EDS's future that it invested $175 million to acquire a 35% stake in EDS's Australian subsidiary.

Amid all of this opportunity, EDS's stock has fallen from a high of $63 in 1996 to $37 today. The company has disappointed investors lately with lower than expected profits. Profit margins are being squeezed by tough competition. EDS also experienced a drought in 1996 when it failed to win any billion-dollar contracts. The stock is trading near 10-year lows by virtually any valuation measure: price versus sales, cash flow, earnings, and book value. Throw in an unusually high yield for a technology company and the fact that 75% of the analysts following it are negative and what you have is a stock that has been left for dead. We see the current situation quite differently. We see an opportunity to buy the world's largest, globally-diversified computer consulting company at a significant discount. Although the impact has just started to be felt on the bottom line, EDS has taken several steps to turn things around. Management has announced a restructuring plan that will trim up to 9,000 jobs from its 100,000 person work force and is aggressively looking to cut costs in other areas. They are expected to win a minimum of $15 billion in new business in 1997 and turn their focus to more profitable areas such as internet-related projects, work involving the Year 2000 problem and electronic commerce. Keep in mind EDS has historically been a well-run company - management is respected and has a long-term track record of increasing sales, earnings and dividends. We believe that EDS is less risky than the typical technology stock and will reward patient investors over time.

Everyone at IMS Capital Management is a shareholder in the fund and a strong believer in the principles of long-term value investing. We thank you for joining us as shareholders as we continue working towards our goal of making the IMS Capital Value Fund one of the most respected and successful value funds in the industry.

   Carl Marker                                          Doug Johanson

Carl W. Marker                                       Douglas E. Johanson, CFA
Portfolio Manager                                    Research Analyst

                             IMS Capital Value Fund
                                Portfolio Profile
                           Data as of October 31, 1997


Comparative Valuations

                                        IMS Capital             S&P 500           Discount to
                                        Value Fund              Index             S&P 500 Index
Price/Sales Ratio                           1.1X                 1.5X                  27%
Price/Book Ratio                            2.7X                 3.7X                  27%
Price/Earnings Ratio                       17.5X                19.6X                  11%
Price/Cashflow Ratio                       10.2X                11.4X                  11%
Note:  The average stock in the Fund is trading 43% below its all-time high vs. the S&P 500 Index which is trading only 7% below its all-time high.

*Sources:  Donaldson, Lufkin & Jenrette and Bloomberg.  Earnings and Cashflow are based on 1997 estimates.


Fund Facts

Growth of $10,000
   since inception (8/5/96) .......... $12,060
Average Market Cap. ...............    $8.7 bil.
Number of Holdings ......................... 30
Net Assets ...........................      $9,931,949
Share Price ...................................      12.06


Performance Summary

 (insert graph here)
                                                                 Since Inception
Average Annual Returns                      12 months                8/5/96

IMS Capital Value Fund                         12.1%                 16.3%
S&P 500 Index                                  32.1%                 32.2%

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on August 5, 1996, and held through October 31, 1997. The S&P 500 Index is a widely recognized, unmanaged index of common stocks. Performance figures include the change in value of the stocks in the S&P 500 Index and the reinvestment of dividends. The S&P 500 Index returns do not reflect expenses, which have been deducted from the Fund's return. The fund's return represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.


Top Ten Holdings

Rubbermaid                                           7.5%
Electronic Data Systems                              6.2
Fruit of the Loom                                    5.0
Chiquita Brands                                      4.7
American Power Conversion                            4.7
Waste Management                                     4.5
RJR Nabisco                                          4.5
U.S. West Media Group                                4.2
Paging Network                                       3.7
Olsten                                               3.7


Top Ten Industries

Household Products                                  10.7%
Retail                                               9.9
Communications                                       7.9
Computers & Peripherals                              7.1
Computer Services                                    6.2
Healthcare Products                                  5.6
Apparel                                              5.0
Food                                                 4.7
Environmental                                        4.5
Food & Tobacco                                       4.4

Below is a brief description of each of the holdings in your mutual fund.

American Power Conversion
world's leading maker of surge protection & uninterruptible power supply systems for computers Bausch & Lomb leading maker of contact lenses, solutions, sunglasses, hearing aids, etc. Chiquita Brands global leader in the marketing and distribution of bananas and other fruits Circus Circus largest gaming and lodging company in the U.S. - owns six major properties in Nevada Cooper Tire manufactures auto and truck tires under several names - produces various rubber products Electronic Data Systems provides information technology services to companies worldwide Fleming largest U.S. wholesale food distributor (delivers food to grocery stores) Fruit of the Loom largest U.S. producer of cotton T-shirts and underwear H & R Block world's largest tax preparation firm - owns 80% of Compuserve (on-line service) Hewlett-Packard leading worldwide producer of printers, fax machines, calculators, PC's , etc. IVAX largest generic drug maker Louisiana-Pacific building materials company - strongest balance sheet in the industry Marvel comic books, trading cards, toys, character licensing (including Incredible Hulk and Spider-Man) NextLevel leading maker of high-end cable, satellite, and telephone equipment Nike makes and designs high quality footwear and apparel Office Depot largest office supply superstore chain in North America Olsten largest U.S. provider of home health-care and third largest temporary help service PacifiCare one of the nation's largest Health Maintenance Organizations (HMO's) Paging Network (a.k.a. PageNet) world's largest provider of paging and wireless messaging services PETsMART world's largest operator of superstores specializing in pet supplies and services RJR Nabisco second largest food and tobacco company in the world - owns 80% of Nabisco Foods. Rubbermaid leading maker of household plastic and rubber products - owns Little Tykes and Graco Sensormatic leading manufacturer of security surveillance systems, tags and sensor labels Shaw Industries largest U.S. carpet manufacturer Singer world's largest manufacturer of sewing machines - focus on emerging markets Sunbeam makes and markets brand name consumer products (housewares, personal care, etc.) Toys "R" Us worldwide retailer of children's products U.S. West Media Group provides cable and wireless communications, and directory and information services Wal-Mart the largest and most profitable discount retailer in the world Waste Management world's largest solid waste collection and disposal company

IMS Capital Value Fund
Schedule of Investments  - October 31, 1997


Common Stocks - 99.4%                                              Shares                         Value
Hotels & Gaming - 2.9%
Circus Circus Enterprises Inc. (a)                                      13,000                         289,250
                                                                                           --------------------

Apparel - 5.0%
Fruit of the Loom  (a)                                                  19,000                         495,188
                                                                                           --------------------


Communications - 7.9%
Paging Network Inc. (a)                                                 30,000                         371,250
U.S. West Media Group  (a)                                              16,500                         416,625
                                                                                           --------------------
                                                                                           --------------------
                                                                                                       787,875
                                                                                           --------------------

Computer Services - 6.2%
Electronic Data Systems                                                 16,000                         619,000
                                                                                           --------------------

Computers & Peripherals - 7.1%
American Power Conversion (a)                                           17,000                         463,250
Hewlett Packard Co.                                                      4,000                         246,750
                                                                                           --------------------
                                                                                                       710,000
                                                                                           --------------------

Electronics - 2.6%
Sensormatic Electronics Corp.                                           17,000                         253,938
                                                                                           --------------------

Environmental - 4.5%
Waste Management Inc.                                                   19,000                         444,125
                                                                                           --------------------

Financial Services - 2.3%
H & R Block                                                              6,100                         225,700
                                                                                           --------------------

Food - 4.7%
Chiquita Brands International Inc.                                      28,000                         470,750
                                                                                           --------------------

Food & Tobacco - 4.4%
RJR Nabisco Holdings Corp.                                              14,000                         443,625
                                                                                           --------------------

Food Distribution - 2.7%
Fleming Companies                                                       16,055                         270,928
                                                                                           --------------------

Forest Products - 2.1%
Lousiana Pacific Corp.                                                   9,800                         205,800
                                                                                           --------------------

Staffing Services - 3.7%
Olsten Corp.                                                            24,000                         366,000
                                                                                           --------------------
IMS Capital Value Fund
Schedule of Investments  - October 31, 1997 - continued

Common Stocks - continued
Healthcare Products - 5.6%                                         Shares                         Value
Bausch & Lomb                                                            8,250                         323,813
IVAX Corp. (a)                                                          30,000                         226,875
                                                                                           --------------------
                                                                                                       550,688
Home Furnishings - 2.8%
Shaw Industries, Inc.                                                   23,000                         278,875
                                                                                           --------------------

Hospital & Healthcare - 3.5%
PacifiCare Health Systems, Inc. (Class A) (a)                            5,500                         349,938
                                                                                           --------------------

Household Products - 10.7%
Sunbeam  Corp.                                                           7,000                         317,188
Rubbermaid Inc.                                                         31,000                         745,938
                                                                                           --------------------
                                                                                           --------------------
                                                                                                     1,063,126
                                                                                           --------------------

Manufacturing - 2.2%
Singer Co.                                                              16,300                         221,068
                                                                                           --------------------

Publishing - 1.8%
Marvel Entertainment  (a)                                              100,000                         181,250
                                                                                           --------------------

Retail - 9.9%
PETsMART, Inc. (a)                                                      28,000                         213,500
Office Depot Inc. (a)                                                   15,000                         309,374
Toys R Us  (a)                                                           7,000                         238,437
Wal-Mart Stores (a)                                                      6,220                         218,477
                                                                                           --------------------
                                                                                           --------------------
                                                                                                       979,788
                                                                                           --------------------

Communications Equipment- 1.8%
Nextlevel Systems Inc. (a)                                              13,000                         175,500
                                                                                           --------------------


Shoes - 3.1%
Nike Inc. (Class B)                                                      6,500                         305,500
                                                                                           --------------------


Tire & Rubber - 1.9%
Cooper Tire & Rubber Corp.                                               8,650                         183,272
                                                                                           --------------------

TOTAL COMMON STOCKS (Cost $9,671,641)                                                                9,871,184
Money Market Securities - 1.3%                                      Principal Amount
Star Treasury 4.61%, 10/31/97                                         $129,478                        $129,478
                                                                                           --------------------
Total Bonds & Notes (Cost $129,478)
TOTAL INVESTMENTS - 100.7% (Cost $9,801,119)                                                       $10,000,662
                                                                                           --------------------
     Other liabilities less assets - 0.7%                                                             ($68,713)
                                                                                           --------------------
                                                                                           ====================
TOTAL NET ASSETS - 100%                                                                              9,931,949
                                                                                           ====================

IMS Capital Value Fund
Statement of Assets & Liabilities
October 31, 1997

Assets
Investment in securities, at value (cost $9,801,119)                   $            10,000,662
Subscriptions receivable                                                                91,880
Interest receivable                                                                        449
Deferred Organizational Costs                                                           22,552
                                                                         ----------------------
     Total assets                                                                   10,115,543

Liabilities
Redemptions payable                                             88,663
Payable for investments purchased                               77,105
Accrued advisory fee payable                                    14,338
Other payables and accrued expenses                              3,488
                                                    -------------------

     Total liabilities                                                                 183,594
                                                                         ----------------------

Net Assets                                                                         $ 9,931,949
                                                                         ======================

Net Assets consist of:
Paid in capital                                                        $             9,121,740
Accumulated undistributed net realized gain                                            610,666
Net unrealized appreciation on investments                                             199,543
                                                                         ----------------------

Net Assets, for 823,766 shares                                                     $ 9,931,949
                                                                         ======================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($9931,949/823,766)     $                    12.06
                                                                         ======================




IMS Capital Value Fund
Statement of Operations for the year ended October 31, 1997


Investment Income
Dividend Income                                                                            $               92,735
Interest Income                                                                                             9,514
                                                                                             ---------------------
Total Income                                                                                              102,249


Expenses
Investment advisory fee                                             $              108,433
Administration fee                                                                  30,000
Transfer agent fee                                                                  12,708
Fund accounting fee                                                                 11,700
Custodian fee                                                                        7,688
Audit fees                                                                           7,574
Legal fees                                                                           5,188
Registration fees                                                                    7,387
Shareholder reports                                                                    355
Trustees fees                                                                          150
Miscellaneous                                                                        3,332
                                                                      ---------------------
Total operating expenses before reimbursement                                      194,515
Reimbursed expenses                                                                (43,422)
                                                                      ---------------------
Total operating expenses                                                                                  151,093
                                                                                             ---------------------


Net Investment Income (Loss)                                                                              (48,844)
                                                                                             ---------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                  672,917
Change in net unrealized appreciation (depreciation) on
 on investment securities                                                          (44,863)
                                                                      ---------------------
Net gain (loss) on investment securities                                                                  628,054
                                                                                             ---------------------
Net increase (decrease) in net assets resulting
  from operations                                                                          $              579,210
                                                                                             =====================


IMS Capital Value Fund                                                                    August 5, 1996
Financial Highlights                                        For the year                 (commencement of
                                                         ended October 31,                operations) to October 31,
Selected Per Share Data                                 1997                            1996

Net asset value,
  begining of period                                           $10.76                          $10.00
                                                  -----------------                ----------------
Income from investment operations
  Net investment income                                         (0.08)                          (0.01)
  Net realized and  unrealized gain (loss)                       1.38                            0.77
                                                  -----------------                ----------------
Total from investment operations                                 1.30                            0.76
                                                  =================                ================
Less Distributions
  From net interest income                                       0.00                            0.00
                                                  -----------------                ----------------
Net asset value,
  end of period                                                $12.06                          $10.76
                                                  =================                ================

Total Return                                                    12.08%                        30.23%(a)

Ratios and Supplemental Data
Net assets, end of period (000)                             $9,932                          $4,741
Ratio of expenses to
  average net assets                                             2.54%                           1.84%(a)
Ratio of expenses to average net
  assets before reimbursement                                    1.97%                           3.92%(a)
Ratio of net investment income to
  average net assets                                            (0.64%)                         (0.25)%(a)
Ratio of net investment income to average
  net assets before reimbursement                                1.20%                          (2.32)%(a)
Portfolio turnover rate                                         34.76%                           3.56%
Average commission rate                                          0.0439                          0.0416

(a)   Annualized

                             IMS CAPITAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997



NOTE 1.  ORGANIZATION
The IMS Capital Value Fund. (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on July 30, 1996 and commenced operations on August 5, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the fund is to provide long-term growth to its shareholders a value oriented contrarian philosophy by investing in large high quality dividend paying U.S. companies. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


                             IMS CAPITAL VALUE FUND
                                               NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997


Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
     The Fund retains IMS Capital Management, Inc. (the "Adviser") to manage the Fund's investments. Carl W. Marker, Chairman and President of the Adviser, is primarily responsible for the day to day management of the Fund's portfolio.
     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.59% of the average daily net assets of the Fund. For the period from November 1, 1996 through October 31, 1997, the Adviser has received a fee of $108,433 from the Fund. The Adviser is voluntarily reimbursing certain Fund expenses. There is no assurance that such reimbursement will continue in the future.










                             IMS CAPITAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997


NOTE 4.  CAPITAL SHARE TRANSACTIONS

     As of October 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at October 31, 1997 was $9,121,740.

     Transactions in capital stock were as follows:


                                                                  For the period from     For the period
                                                                     August 1, 1996       from August 1,
                                                                    (Commencement of    1996 (Commencement
                                                                  Operations) through     of Operations)
                        For the six month    For the six month      October 31, 1996          through
                          period ended          period ended                             October 31, 1996
                        October 31, 1997      October 31, 1997
                             Shares               Dollars                Shares               Dollars
     Shares sold             426,253             $5,141,834             441,933             $4,524,858
  Shares issued in
   reinvestment of
      dividends                 0                    0                     0                     0
   Shares redeemed          (43,144)             (529,761)              (1,276)              (13,500)
                            --------             ---------              -------              --------
                               383,109         $5,612,073               440,657             $4,511,358


NOTE 5. INVESTMENTS
For the period from November 1, 1996 through October 31, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $7,446,766 and $2,669,357, respectively. The gross unrealized appreciation for all securities totaled $1,021,809 and the gross unrealized depreciation for all securities totaled $822,266 for a net unrealized appreciation of $199,543. The aggregate cost of securities for federal income tax purposes at October 31, 1997 was $9,801,119.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                          IMS CAPITAL VALUE FUND
                                       NOTES TO FINANCIAL STATEMENTS
                                             October 31, 1997


NOTE 7. RECLASSIFICATIONS
In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of October 31, 1997 the fund recorded permanent book/tax differences of ($48,844) from undistributed net investment income to undistributed realized gain on investments. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

Dear Fellow Shareholders:

Summary

The recent stock market correction has left many investors wondering if this historic bull market is coming to an end. Our feelings on the market have not changed. We remain very optimistic about stocks over the long term. However, as October demonstrated, the stock market is not without risk. Our convictions have never been stronger that a large-company, value-oriented approach is both prudent and timely.

In our approach, we seek to participate in rising markets and provide our shareholders protection during market downturns. We expect our style to occasionally lag during powerful, momentum-driven "up" markets, knowing that we are providing excellent downside protection and superior risk-adjusted returns over the long term. Though we are diversified in over twenty industries, we are concentrated in the stocks of about thirty companies. Because of our concentrated style, we don't expect to mirror the performance of the market. We expect to have periods of both under-performance and out-performance. Our goal is to provide superior risk-adjusted returns to our shareholders over three and five-year periods, regardless of what the market is doing.

The IMS Capital Value Fund was one of only 11 funds selected by SmartMoney magazine as a finalist for their "Best New Mutual Funds" story (273 funds were eligible, August 1997 issue). We missed the final cut of 6 funds because our historical performance was not available on the particular database they chose to use. However, they did make a point to mention that one of the reasons they were so intrigued with our fund was its excellent performance during the 8.5% market correction in the first quarter of this year. In fact, since its inception, on the days when the Dow dropped by 100 points or more, our fund has held up better than the market by a 3-to-2 ratio (as measured by the S & P 500).

As of October 31, 1997, the IMS Capital Value had returned 20.6% since its inception (August 5, 1997) and 12.1% over the 12 months. Although we would usually consider these to be excellent returns, they pale by comparison to the returns of the S&P 500 index, 41.4% and 32.1%, respectively. Even though we happen to be looking at a very short period of time and a nearly unprecedented "go-go" market, we can't help but be disappointed that we didn't compare more favorably on the short term. Nothing about our investment approach, which has been very successful in the past, has changed. Some of the fund's largest holdings have simply not participated in the market's huge upswing. Rubbermaid, Waste Management, Fruit of the Loom and RJR Nabisco are all significant holdings in the fund which have made little or no contribution to the fund's performance. These quality, undervalued companies will eventually have their day in the sun, and therefore we view this as a buying opportunity and feel the fund's best relative performance lies in the months and years ahead.

The Technology Revolution

As value managers, finding an undervalued technology company in today's stock market is not easy. Our challenge is not only to find technology companies that are cheap relative to both historical valuations and their industry, but companies that are also undervalued due to short-term circumstances. Unlike most of the companies in which we invest where there is little doubt about demand for a quality product (i.e. Rubbermaid or Fruit of the Loom) technology companies often see demand for their products drop off overnight due to new products and innovations. We seek to identify undervalued technology companies that will be beneficiaries of change, not victims. Electronic Data Systems (EDS, $37, Yld 1.6%) is the fund's second largest position and an example of a company that exemplifies the above criteria. EDS is a 15-billion-dollar-a-year, international computer consulting firm that stands to win regardless of technology's direction. In fact, the more things change, the more EDS will benefit. EDS recently signed a 10-year, $3 billion deal with one of Australia's largest banks that highlights the types of services they can provide. The Commonwealth Bank of Australia hired EDS to take over its entire information technology department. As was the case with most of EDS's clients, the bank was finding it nearly impossible to keep pace with changing technology. The bank expects the deal to increase its productivity and decrease the risk of falling behind the technology curve. The bank also hopes to hand over responsibility for resolving its Year 2000 conversion issues. It's also noteworthy that the Commonwealth Bank of Australia was so impressed with EDS's future that it invested $175 million to acquire a 35% stake in EDS's Australian subsidiary.

Amid all of this opportunity, EDS's stock has fallen from a high of $63 in 1996 to $37 today. The company has disappointed investors lately with lower than expected profits. Profit margins are being squeezed by tough competition. EDS also experienced a drought in 1996 when it failed to win any billion-dollar contracts. The stock is trading near 10-year lows by virtually any valuation measure: price versus sales, cash flow, earnings, and book value. Throw in an unusually high yield for a technology company and the fact that 75% of the analysts following it are negative and what you have is a stock that has been left for dead. We see the current situation quite differently. We see an opportunity to buy the world's largest, globally-diversified computer consulting company at a significant discount. Although the impact has just started to be felt on the bottom line, EDS has taken several steps to turn things around. Management has announced a restructuring plan that will trim up to 9,000 jobs from its 100,000 person work force and is aggressively looking to cut costs in other areas. They are expected to win a minimum of $15 billion in new business in 1997 and turn their focus to more profitable areas such as internet-related projects, work involving the Year 2000 problem and electronic commerce. Keep in mind EDS has historically been a well-run company - management is respected and has a long-term track record of increasing sales, earnings and dividends. We believe that EDS is less risky than the typical technology stock and will reward patient investors over time.

Everyone at IMS Capital Management is a shareholder in the fund and a strong believer in the principles of long-term value investing. We thank you for joining us as shareholders as we continue working towards our goal of making the IMS Capital Value Fund one of the most respected and successful value funds in the industry.

   Carl Marker                                          Doug Johanson

Carl W. Marker                                       Douglas E. Johanson, CFA
Portfolio Manager                                    Research Analyst

                             IMS Capital Value Fund
                                Portfolio Profile
                           Data as of October 31, 1997


Comparative Valuations

                                        IMS Capital             S&P 500           Discount to
                                        Value Fund              Index             S&P 500 Index
Price/Sales Ratio                           1.1X                 1.5X                  27%
Price/Book Ratio                            2.7X                 3.7X                  27%
Price/Earnings Ratio                       17.5X                19.6X                  11%
Price/Cashflow Ratio                       10.2X                11.4X                  11%
Note:  The average stock in the Fund is trading 43% below its all-time high vs. the S&P 500 Index which is trading only 7% below its all-time high.

*Sources:  Donaldson, Lufkin & Jenrette and Bloomberg.  Earnings and Cashflow are based on 1997 estimates.


Fund Facts

Growth of $10,000
   since inception (8/5/96) .......... $12,060
Average Market Cap. ...............    $8.7 bil.
Number of Holdings ......................... 30
Net Assets ...........................      $9,931,949
Share Price ...................................      12.06


Performance Summary

 (insert graph here)
                                                                 Since Inception
Average Annual Returns                      12 months                8/5/96

IMS Capital Value Fund                         12.1%                 16.3%
S&P 500 Index                                  32.1%                 32.2%

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on August 5, 1996, and held through October 31, 1997. The S&P 500 Index is a widely recognized, unmanaged index of common stocks. Performance figures include the change in value of the stocks in the S&P 500 Index and the reinvestment of dividends. The S&P 500 Index returns do not reflect expenses, which have been deducted from the Fund's return. The fund's return represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.


Top Ten Holdings

Rubbermaid                                           7.5%
Electronic Data Systems                              6.2
Fruit of the Loom                                    5.0
Chiquita Brands                                      4.7
American Power Conversion                            4.7
Waste Management                                     4.5
RJR Nabisco                                          4.5
U.S. West Media Group                                4.2
Paging Network                                       3.7
Olsten                                               3.7


Top Ten Industries

Household Products                                  10.7%
Retail                                               9.9
Communications                                       7.9
Computers & Peripherals                              7.1
Computer Services                                    6.2
Healthcare Products                                  5.6
Apparel                                              5.0
Food                                                 4.7
Environmental                                        4.5
Food & Tobacco                                       4.4

Below is a brief description of each of the holdings in your mutual fund.

American Power Conversion
world's leading maker of surge protection & uninterruptible power supply systems for computers Bausch & Lomb leading maker of contact lenses, solutions, sunglasses, hearing aids, etc. Chiquita Brands global leader in the marketing and distribution of bananas and other fruits Circus Circus largest gaming and lodging company in the U.S. - owns six major properties in Nevada Cooper Tire manufactures auto and truck tires under several names - produces various rubber products Electronic Data Systems provides information technology services to companies worldwide Fleming largest U.S. wholesale food distributor (delivers food to grocery stores) Fruit of the Loom largest U.S. producer of cotton T-shirts and underwear H & R Block world's largest tax preparation firm - owns 80% of Compuserve (on-line service) Hewlett-Packard leading worldwide producer of printers, fax machines, calculators, PC's , etc. IVAX largest generic drug maker Louisiana-Pacific building materials company - strongest balance sheet in the industry Marvel comic books, trading cards, toys, character licensing (including Incredible Hulk and Spider-Man) NextLevel leading maker of high-end cable, satellite, and telephone equipment Nike makes and designs high quality footwear and apparel Office Depot largest office supply superstore chain in North America Olsten largest U.S. provider of home health-care and third largest temporary help service PacifiCare one of the nation's largest Health Maintenance Organizations (HMO's) Paging Network (a.k.a. PageNet) world's largest provider of paging and wireless messaging services PETsMART world's largest operator of superstores specializing in pet supplies and services RJR Nabisco second largest food and tobacco company in the world - owns 80% of Nabisco Foods. Rubbermaid leading maker of household plastic and rubber products - owns Little Tykes and Graco Sensormatic leading manufacturer of security surveillance systems, tags and sensor labels Shaw Industries largest U.S. carpet manufacturer Singer world's largest manufacturer of sewing machines - focus on emerging markets Sunbeam makes and markets brand name consumer products (housewares, personal care, etc.) Toys "R" Us worldwide retailer of children's products U.S. West Media Group provides cable and wireless communications, and directory and information services Wal-Mart the largest and most profitable discount retailer in the world Waste Management world's largest solid waste collection and disposal company

                                           INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
IMS Capital Value Fund

We have audited the accompanying statement of assets and liabili ties of IMS Capital Value Fund (a member of the Ameriprime Fund series), including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets, and financial highlights for the year then ended and for the period from August 5, 1995 (commencement of operations) to October 31, 1996 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IMS Capital Value Fund as of October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from August 5, 1995 (com mencement of operations) to October 31, 1996 in the period then ended, in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 17, 1997

Dear Fellow Shareholders:

The Fountainhead Special Value Fund ended its first fiscal year with outstanding results. We are pleased to say that the Fund returned a cumulative return of 33.7%and an annualized return of 40.09% between December 31, 1996 and October 31, 1997. This compares quite favorably to the S&P 500, the S&P 400 MidCap, and the Russell 2000, which returned 25.3%, 25.4%, and 20.9% respectively over the same time period.

                                      Chart

The Fund encountered much market turbulence over its first ten months of operation. However, as the chart demonstrates, we weathered the storms quite well. Our outstanding performance was driven primarily by our financial holdings (TR Financial, 88%; Eaton Vance, 65%; First Palm Beach Bancorp, 60%; American National Bancorp, 55%; Dime Bancorp, 42%; and Coast Savings Financial, 38%) and healthcare stocks (Healthsource, 72%; Watson Pharmaceutical, 69%; Sun Healthcare Group, 68%; Mariner Health Group, 65%; DVI, 51%; TheraTx, 49%; and Horizon/CMS Healthcare, 35%). In addition, many special-situation stocks (Mitcham Industries, 237%; AirTouch Communications, 54%; General Nutrition Companies, 52%; Rainforest Cafe, 46%; Policy Management Systems, 41%; and Intuit, 41%) significantly aided results. Overall, seventeen of the Fund's stocks appreciated more than forty percent over the ten-month period.

After strong outperformance for the last four years, there is evidence that the tide is turning from large-cap leadership. When leadership changes occur, cycles of underperformance or outperformance tend to last for prolonged periods. If indeed mid- and small-cap stocks are taking the lead, we believe we are well positioned to capitalize on this cycle.

JKA's investment style

We are a bottom-up value manager which adheres to what we call the Business Valuation Approach. This highly-disciplined approach seeks to identify attractive investment opportunities using a broad definition of value, uncovering securities often overlooked by other investors. We believe value can be found in different types of securities at different points in the economic cycle. This approach has served our clients well for many years in many different economic environments. Our buy criteria consist of three elements. Essentially, we will buy a stock that trades at a discount to its five-year projected earnings growth rate, its seven-year historical valuation based on its price-to-earnings, price/book, price/cash flow, or price/sales ratios, or its private-market value.

Growth at a reduced price

Unlike many typical value managers who practice only a Graham and Dodd approach (buying only low P/E or price/book stocks), our buy criteria does allow us to purchase growth stocks, but at a reasonable price. Earnings growth is certainly a positive attribute of a company, but an attribute for which investors often pay too much. However, if purchased at a value price, a growth stock can be an excellent investment. One criterion we examine when purchasing a stock is whether it is trading at a discount to its growth rate of earnings or cash flow. For example, in April we purchased Watson Pharmaceutical, a specialty generic-drug company trading at 14x 1997 earnings estimates, yet growing its earnings at 25% annually. The company, which operates in a unique market niche, has a solid balance sheet (no long-term debt and ample cash), a high percentage of insider ownership, and a stable drug pipeline. Through the end of October, the stock had appreciated 69% for our shareholders.

A second example is Mitcham Industries, our biggest winner in our first fiscal year, appreciating 237% since March. When we met with Mitcham's management in early 1997, the stock was relatively unknown to Wall Street. The company, the largest lessor of seismic equipment to the oil and gas industry, appears perfectly positioned to take advantage of the developing boom in oilfield services. During the first six months of 1997, revenues rose 279% while net income rose 234%. As a result, the stock price rose from our purchase price of $7.50 to $26.13 on October 31.

Historical valuation

Another criterion when purchasing a stock is whether it trades at a discount to its historical valuation on either a price-to-earnings, cash flow, book, or sales basis--a measurement rarely applied today because of the run-up in financial assets over the last several years. Today, even when most stocks decline in price, they rarely trade at a discount to their historical valuation parameters. One exception, however, is Sun Healthcare Group. Sun, a long-term healthcare provider which furnishes ancillary services for the healthcare industry in the United States and the United Kingdom, was one of the first stocks we bought for the Fund. When purchased, the stock traded at 9x 1997 earnings estimates. On a historical basis, Sun had an average low price-to-earnings ratio of 21.3x and an average high price-to-earnings ratio of 44.2x. If Sun, whose fundamentals were improving, approached the lower level of its average P/E range, it would trade at $30 per share. As of October 31, the stock was $21.63 and had appreciated 68% from our purchase price.

Private-market value

Finally, what makes us (if not unique) certainly one of a distinctive minority is our emphasis on private-market value. Essentially, a company's private-market value is the amount an individual or institution would be willing to pay for an entire publicly traded company. The target price takes into account characteristics such as a company's cash flow, assets, management team, and goodwill, plus the assumption of debt (if any). In addition, a premium is usually paid to take sole control of a company.

Our focus on this type of analysis over the past seventeen years has successfully identified undervalued companies for our managed accounts, and now we are exploiting its strengths for the benefit of the Fountainhead Special Value Fund, as evidenced by the five takeovers from inception through the end of October. We buy a stock when its perceived value (the price at which the market values it) is at a significant discount to its private-market value; the wider the gap, the better. Quite simply, we try to buy $1.00 for fifty cents. This spread can be closed through price appreciation arising from many factors, including a takeover, a restructuring, a spin-off to shareholders, or other catalysts. Often the Board of Directors will seek to "create or enhance shareholder value" because they recognize that the public-market price does not reflect the company's private-market value, and they may be motivated by the fact that if they do not enhance shareholder value, someone else will.

Even Wall Street may eventually recognize a company's hidden value vis-a-vis its stock price, but the Street (which gravitates toward the safe and comfortable and which has very short-term time horizons) displays a general unwillingness to dedicate significant resources to private-market value. By exploiting inefficient segments of the market--what we often refer to as the "unwanted and unloved"--we can buy low and sell high most of the time.

As mentioned, Fountainhead had five takeovers during its first fiscal year; Healthsource, a small HMO, was purchased in February and bought by Cigna later that month. Over the two-month holding period, we realized a 72% return. Coast Savings Financial, a California thrift, entered into a definitive agreement to be acquired by H. F. Ahmanson in September. Over our six-month holding period, we experienced a 38% return. TheraTx was purchased by Vencor, producing a 30% return; Horizon Health, bought by Healthsouth, generated a 24% return; and finally, American National Bancorp was acquired by Crestar Financial, appreciating 55% for the fund.

One of the salutary benefits of focusing on the value of a business (as opposed to trying to outguess Wall Street) arises from the inevitable swings in stock prices which create opportunity. Far from dreading volatility, the Business Valuation Approach welcomes it. If someone in a state of panic and fear is willing to part with some stock at a bargain price, we will gladly oblige, and if we have the conviction to wait until the market price catches up to the private-market value, we can better resist the temptation to sell. Further, when someone is willing to pay a fair (or premium) price, we will be happy to sell.

We have often said that our clients own pieces of businesses, not "the market." In today's environment, in which stocks and bonds have become commoditized and are used as vehicles for speculation in the short run, it is easy to fall prey to the urge to "do something." We think it is impossible to time the market; we know of no one who has made a fortune doing so consistently. On the other hand, the patient investor can do quite well over long periods of time by buying a piece of a business at an opportunistic price.

Outlook

Our long-term outlook for financial assets remains cautiously optimistic against a background of favorable long-term economic and demographic developments. On occasion we will experience setbacks, such as the sell-off in late October and early November. The financial turmoil in Asia and Latin America and the political and military tension in the Middle East have accentuated market volatility. Future periods will give rise to other sources of investor angst or joy accompanied by emotional selling and buying. In such periods, value-based, selective stock purchases and sales should serve the Fund well. However, it is important to remember that stocks have had a tremendous run over the last two years, and that above-average returns such as we have seen over the past couple of years cannot be sustained. General market returns should eventually revert to the long-term mean (around 10%). We, of course, will strive to beat the average.

We appreciate the confidence and trust of our shareholders, and we welcome inquiries from prospective investors. We look forward to many rewarding years with you as a shareholder.



Sincerely,





Roger E. King

Chairman and President

Fountainhead Special Value Fund
Schedule of Investments - October 31, 1997


Common Stocks - 98.6%                                                Shares                         Value
Banks and Bank Holding Companies - 6.0%
Banc One Corp.                                                             800                           41,700
Riggs National Corp.                                                     5,100                          117,300
                                                                                              ------------------
                                                                                                        159,000
                                                                                              ------------------
Communications - 11.4%
360 Communications (a)                                                   5,600                          118,300
AirTouch Communications (a)                                              1,200                           46,350
Clearnet Communications Inc. (a)                                         4,100                           65,088
Southern New England Telecommunications Corp.                            1,600                           68,600
                                                                                              ------------------
                                                                                                        298,338
                                                                                              ------------------
Computer Services & Software - 3.7%
Intuit Inc. (a)                                                          1,500                           48,938
Policy Management Systems Corp. (a)                                        800                           49,000
                                                                                              ------------------
                                                                                                         97,938
                                                                                              ------------------
Drugs - 2.9%
Watson Phamaceuticals (a)                                                2,400                           76,200
                                                                                              ------------------

Financial Services - 6.4%
Eaton Vance Corp.                                                        1,200                           43,350
Lehman Brothers Holdings                                                 1,300                           61,181
United Companies Financial                                               2,500                           63,281
                                                                                              ------------------
                                                                                                        167,812
                                                                                              ------------------
Healthcare & Healthcare Services - 18.3%
Capital Senior Living Corp. (a)                                         16,500                          276,375
Living Centers of America (a)                                            1,600                           64,500
Mid-Atlantic Medical Services Inc. (a)                                   4,000                           58,250
St. Jude Medical Inc. (a)                                                2,700                           81,844
                                                                                              ------------------
                                                                                              ------------------
                                                                                                        480,969
                                                                                              ------------------
Insurance - 3.1%
Amerin Corp. (a)                                                         3,500                           80,063
                                                                                              ------------------


Media & Leisure - 9.8%
Comcast United Kingdom Cable/ADR  (a)                                   11,000                          125,125
Lynch Corp. (a)                                                            600                           52,200
Media General Class A                                                      300                           12,225
US WEST Media Group, Inc.                                                1,600                           40,400
Young Broadcasting Inc. (a)                                                800                           29,000
                                                                                              ------------------
                                                                                                        258,950
                                                                                              ------------------
Fountainhead Special Value Fund - continued
Schedule of Investments - October 31, 1997 - continued

Common Stocks - continued
Oil & Gas Services-  4.2%                                            Shares                         Value
Mitcham Industries (a)                                                   1,500             $             39,187
                                                                                           -
Seitel Inc. (a)                                                          1,000                           47,125
Transcoastal Marine (a)                                                  1,000                           24,875
                                                                                              ------------------
                                                                                              ------------------
                                                                                                        111,187
                                                                                              ------------------
REIT - 6.3%
Imperial Credit Commercial Mortgage Investment Corp.                    10,000                          165,000
                                                                                              ------------------

Restaurants - 2.2%
Rainforest Cafe (a)                                                      1,700                           58,012
                                                                                              ------------------

Retail - 2.6%
Pep Boys - Manny Moe & Jack                                              2,800                           70,525
                                                                                              ------------------

Thrifts, Savings & Loans - 21.7%
Bank United Financial (a)                                               13,000                          170,625
Coast Savings Financial Inc. (a)                                         1,300                           76,293
Dime Bancorp                                                             1,900                           45,600
First Palm Beach Bank Corp.                                                900                           34,650
ITLA Capital Corp. (a)                                                   1,600                           32,000
Long Island Bancorp                                                      2,400                          106,800
St. Paul Bancorp                                                         3,500                           84,000
T R Financial Corp.                                                        600                           19,650
                                                                                              ------------------
                                                                                              ------------------
                                                                                                        569,618
                                                                                              ------------------
TOTAL COMMON STOCKS (Cost $2,228,623)                                                                 2,593,612
                                                                                              ------------------

Money Market Securities - 5.7%
Star Treasury, 5.37%, 10/31/97 (Cost $150,144)                                                          150,144
                                                                                              ------------------

TOTAL INVESTMENTS - 104.3% (Cost $2,378,767)                                                          2,743,756
Liabilities less other assets (0.3%)                                                                   (114,555)
                                                                                              ------------------
Total Net Assets                                                                           $          2,629,201
                                                                                              ==================


Legend
(a) non-income producing

Fountainhead Special Value Fund                                                    October 31, 1997
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $2,378,767)                     $           2,743,756
Receivable for securities sold                                                         228,335
Subscriptions receivable                                                                25,410
Dividends receivable                                                                       369
Interest receivable                                                                        618
                                                                           --------------------
     Total assets                                                                    2,998,488

Liabilities
Payable for investments purchased                                366,125
Accrued investment advisory fee payable                            1,285
Other payables and accrued expenses                 $              1,877
                                                      -------------------
     Total liabilities                                                                 369,287
                                                                           --------------------

Net Assets                                                                         $ 2,629,201
                                                                           ====================

Net Assets consist of:
Paid in capital                                                          $           2,246,487
Accumulated undistributed net realized gain                                             17,725
Net unrealized appreciation on investments                                             364,989
                                                                           --------------------

Net Assets, for 196,962 shares                                                     $ 2,629,201
                                                                           ====================

Net Asset Value

Fountainhead Special Value Fund
Statement of Operations for the period December 31, 1996 (Commencement of Operations)
  to October 31, 1997

Investment Income
Dividend Income                                                                                     $               4,637
Interest Income                                                                                                     3,015
                                                                                                       -------------------
Total Income                                                                                                        7,652


Expenses
Investment advisory fee                                                        $              6,173
Administration fees                                                                          27,500
Transfer agent fees                                                                          11,898
Pricing & bookkeeping fees                                                                    8,800
Legal fees                                                                                    7,919
Custodian fees                                                                                4,846
Audit fees                                                                                    4,570
Registration fees                                                                             2,795
Shareholder reports                                                                           2,141
Trustees' fees                                                                                  170
Miscellaneous                                                                                 1,651
                                                                                 -------------------
Tota operating expenses before reimbursement                                                 78,463
Reimbursed expenses                                                                         (69,267)
                                                                                 -------------------
Total operating expenses                                                                                            9,196
                                                                                                       -------------------
Net Investment Income                                                                                              (1,544)
                                                                                                       -------------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                   19,269
Change in net unrealized appreciation on investment securities                              364,989
                                                                                 -------------------
Net gain (loss) on investment transactions                                                                        384,258
                                                                                                       -------------------
Net increase in net assets resulting from operations                                                $             382,714
                                                                                                       ===================


Fountainhead Special Value Fund
Statement of Changes in Net Assets
For the period December 31, 1996 (Commencement of Operations) to October 31, 1997

Increase/(Decrease) in Net Assets
Operations
  Net investment (loss)                                                                 $ (1,544)
  Net realized gain                                                                       19,269
  Change in net unrealized appreciation                                                  364,989
                                                                                  ---------------
  Net Increase in net assets resulting from operations                                   382,714
                                                                                  ---------------
Distributions to shareholders:
  From net investment income                                                                   -
                                                                                  ---------------
Share Transactions
  Net proceeds from sale of shares                                                     2,274,079
  Shares issued in reinvestment                                                                -
  Shares redeemed                                                                        (27,592)
                                                                                  ---------------
Net increase in net assets resulting
  from share transactions                                                              2,246,487
                                                                                  ---------------
  Total increase in net assets                                                         2,629,201

Net Assets
  Beginning of period                                                                          -
                                                                                  ---------------
  End of period [including undistributed net investment loss of ($1,544)]            $ 2,629,201
                                                                                  ===============




Fountainhead Special Value Fund
Financial Highlights for the period December 31, 1996 (Commencement of
  Operations) to October 31, 1997
Selected Per Share Data

Net asset value,
  beginning of period                                        $10.00
                                                     ------------
Income from investment
  Operations
  Net investment income                                       (0.02)
  Net realized and
  unrealized gain (loss)                                       3.37
                                                     ------------
Total from investment operations                               3.35
                                                     ------------
Less Distributions
  From net interest income                                     -
                                                     ------------
Net asset value,
  end of period                                              $13.35
                                                     ============

Total Return                                                  40.09%(a)
Ratios and Supplemental Data
Net assets, end of period (000)                           $2,629
Ratio of expenses to  average net assets                       0.97(a)
Ratio of expenses to  average net assets
  before reimbursement                                         8.25%(a)
Ratio of net investment income to
  average net assets                                          (0.16)(a)%
Ratio of net investment income to average
  net assets before reimbursement                             (7.45)(a)%
Portfolio turnover rate                                      130.63(a)
Average commissions paid                                       0.0637

(a)   Annualized




                         FOUNTAINHEAD SPECIAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997



NOTE 1.  ORGANIZATION
The Fountainhead Special Value Fund. (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 20, 1995 and commenced operations on December 31, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Funds investment objective is to provide long term capital growth. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.



                         FOUNTAINHEAD SPECIAL VALUE FUND
                            NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997


Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
     The Fund retains Jenswold, King & Associates Inc. (the "Adviser") to manage the Fund's investments. Roger King, President of the Adviser, is primarily responsible for the day to day management of the Fund's portfolio.
     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.43% of the average daily net assets of the Fund. For the period from December 31, 1996 through October 31, 1997, the Adviser has received a fee of $6,173 from the Fund. The Adviser is voluntarily reimbursing certain Fund expenses. There is no assurance that such reimbursement will continue in the future.










                         FOUNTAINHEAD SPECIAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 1997


NOTE 4.  CAPITAL SHARE TRANSACTIONS
   As of October 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at October 31, 1997 was $2,246,487.

     Transactions in capital stock were as follows:


                                                                     For the period from
                                                                December 31, 1996 (Commencement of
                                                               Operations) through October 31, 1997

                                                             Shares    Amount
                                                            --------- ----------

Shares sold                                                  199,337                    $2,274,079

Shares issued in reinvestment
  of  dividends
                                                              0                                 0

Shares redeemed                                              (2,375)                        (27,592)
                                                             -----------              --------------
Net increase                                                    196,962                   $2,246,487
                                                                  ======                     ========
















                         FOUNTAINHEAD SPECIAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997

NOTE 5. INVESTMENTS

For the period from December 31, 1996 (commencement of operations) through October 31, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $3,472,399 and $1,263,025, respectively. The gross unrealized appreciation for all securities totaled $373,561 and the gross unrealized depreciation for all securities totaled $8,572 for a net unrealized appreciation of $364,989. The aggregate cost of securities for federal income tax purposes at October 31, 1997 was $2,378,767.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1997, Roger E. King (President of the Advisor) owns more than 25% of the fund.

NOTE 8. RECLASSIFICATIONS

In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of October 31, 1997 the fund recorded permanent book/tax differences of ($1,544) from undistributed net investment income to undistributed realized gain on investments. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                                           INDEPENDENT AUDITOR'S REPORT



To The Shareholders and Board of Trustees
Fountainhead Special Value Fund

We have audited the statement of assets and liabilities including the portfolio of investments, of the Fountainhead Special Value Fund (a member of the Ameriprime Fund Series) as of October 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 31, 1996 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted audit- ing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting prin ciples used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fountainhead Special Value Fund as of October 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 31, 1996 (commencement of operations) to October 31, 1997 in conformity with generally accepted accounting principles.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 17, 1997

PORTFOLIO
MANAGER'S LETTER


December 10, 1997




Dear Fellow Shareholder:

The past twelve months have been difficult for the sectors of the investment marketplace in which your Fund invests. For the twelve months ended October 31, 1997, the value of an investment in the Fund has fallen by (4.9%). This compares to a comparative benchmark index return of 6.5% (60% Standard &: Poor's Midcap 400 and 40% Philadelphia Gold and Silver Index). Past performance is not predictive of future success. A significant portion of the Fund is allocated to stocks of companies involved in natural resources and precious metals. As you have probably read and heard recently gold bullion prices have fallen to levels not seen for more than fifteen years. Not surprisingly, the share prices of precious metals companies have fallen substantially in response. While we are disappointed in the short term with these results on an absolute basis, the Fund's losses were much less than those reported by many other funds investing similarly. One achievement for the Fund this year occurred in August, when it ranked as the best performing stock fund in the United States and your portfolio manager appeared on CNBC television to discuss those results. We are hopeful that that brief success may be repeated on a much more meaningful time frame in the future. Listed below are the top holdings of the Fund.

 Crystallex International                        14.5%
 Nevsun Resources                                11.5%
 Banro Resource Corp.                            6.5%
 SunAmerica, Inc.                                5.3%
 Kaydon Corp.                                    5.0%

As you can see, Crystallex International is the largest holding of the Fund. A world class gold and copper deposit which is also the largest in Venezuela is located on land titled to Crystallex. The property is the subject of a title dispute with Placer Dome Gold. The dispute is currently before the Supreme Court of Venezuela, and a decision is expected in early 1998. We believe that the decision will be rendered in Crystallex's favor. The property holds between 11.8 million and 24 million ozs. of gold and substantial quantities of other metals. Should the decision favor Crystallex, we expect to see a substantial rise in its share price. Our only reservation at this time is with respect to the very unfavorable sentiment toward gold bullion currently. We believe that an investment today in precious metals stocks will be richly rewarded in the future. The only question is how far in the future. We would not be surprised to see gold bullion prices fall to $250.00 per oz. before an eventual rise. At these prices, gold is not mined profitably by most companies and, therefore, mines are being shut down until more favorable pricing is realized. According to the CEO of Homestake Mining, demand for gold has outstripped supply for the past three years with the shortfall being made up by central bank selling of reserves. Eventually, such selling by central banks will cease, and the normal effects of supply and demand will prevail again.

In addition, small and middle size companies - two areas that we favor with the Fund, have been under-performing the larger blue chip companies. We continue to invest in companies which we believe are undervalued and have strong prospects for the future. More and more lately, though, companies are beginning to report earnings disappointments. The currency woes of Asia are beginning to filter into U.S. companies earnings reports. We expect these challenges to continue for the next six to twelve months.

The last twelve months have been challenging. We remain committed to focusing on fundamentals and pledge to strive for results in the future with which you may be proud. Your Fund invests aggressively and accordingly has the opportunity to quickly participate in a market more favorable to the areas in which it invests. We look forward to reporting better success for you next year at this time.

Sincerely,




Kenneth M. Holeski
Portfolio Manager

Comparison of the Change in Value of $10,000 Investment in NewCap Contrarian Fund, the Unmanaged S&P 400 Midcap Index, the Philadelphia Gold & Silver Index and a composite of 70% S&P 400 Midcap Index and 30% Philadelphia Gold & Silver



[OBJECT OMITTED]

New Cap Contrarian Fund (formerly the MAXIM Contrarian Fund)
Schedule of Investments  October 31, 1997


Common Stock - 99.7%                                         Shares                       Value
Apparel - 2.7%
Cutter & Buck Inc.(a)                                            1,000              $            17,875
Tommy Hilfiger Corp. (a)                                           700                           27,694
                                                                                      ------------------
                                                                                      ------------------
                                                                                                 45,569
                                                                                      ------------------
Chemicals - 2.1%
Balchem Corp.                                                    2,000                           35,625
                                                                                      ------------------

Computer Services & Software - 2.9%
3Com* (a)                                                          500                           20,719
Software Spectrum Inc. (a)                                       2,000                           28,000
                                                                                      ------------------
                                                                                                 48,719
                                                                                      ------------------
Computers & Peripherals - 2.7%
Jabil Circuit Inc.(a)                                            1,000                           45,375
                                                                                      ------------------

Electrical Equipment - 1.4%
Applied Magnetics Corp. (a)                                       1000                           23,000
                                                                                      ------------------


Financial Services - 2.5%
Greentree Financial Corp.                                         1000                           42,125
                                                                                      ------------------

Industrial Machinery & Equipment - 3.6%
Gardner Denver Machinery Inc. (a)                                 1000                           35,875
Met Pro Corp.                                                     1500                           25,125
                                                                                      ------------------
                                                                                                 61,000
                                                                                      ------------------
Industrial Services - 4.8%
Kaydon Corp.                                                     2,800                           85,050
                                                                                      ------------------

Insurance - 7.7%
CorVel Corp. (a)                                                 1,000                           39,500
Sun America Inc.                                                 2,500                           89,844
                                                                                      ------------------
                                                                                                129,344
                                                                                      ------------------
Medical Services - 5.4%
Dionex Corp. (a)                                                   500                           24,938
Gulf South Medical Supply, Inc. (a)                              2,000                           66,000
                                                                                      ------------------
                                                                                                 90,938
                                                                                      ------------------
Non-Precious Metals Mining - Exploration 2.6%
Adrian Resources Ltd. (Panama) (a)                              10,000                           10,000
Consolidated Magna Ventures Ltd. (Canada) (a)                   45,500                           13,562
Farrallon Resources Ltd. (a)                                     6,000                           20,226
                                                                                      ------------------
                                                                                                 43,788
                                                                                      ------------------
New Cap  Contrarian  Fund  (formerly  the MAXIM  Contrarian  Fund)  Schedule  of
Investments - October 31, 1997 - continued

Common Stock - continued                                       Shares                         Value

Pharmaceuticals - 1.5%
AMGEN Inc.                                                         500                           24,625
                                                                                      ------------------

Photofininshing Labs - 2.4%
Seattle Filmworks, Inc. (a)                                      4,000                           40,000
                                                                                      ------------------


Precious Metals Mining - Exploration - 17.4%
Brandon Gold Corp. (a) (b)                                      38,800                           47,584
Manhattan Minerals Corp.                                        12,500                           47,018
Nevsun Resources (Ghana, Mali) (a)                              55,400                          192,655
Oliver Gold Corp. (Mali, Zimbabwe) (a)                          18,600                            5,412
                                                                                      ------------------
                                                                                                292,669
                                                                                      ------------------
Precious Metals  Mining - Producing - 21.7%
Bema Gold Corp. (Chile) (a)                                      3,000                            9,563
Banro Resource Corp. (Zaire) (a)                                16,000                          109,293
Crystallex International Corp. (a)                              55,000                          244,063
                                                                                      ------------------
                                                                                      ------------------
                                                                                                362,919
                                                                                      ------------------
Oil & Oilfield Services - 6.9%
Arakis Energy Corp. (a)                                         10,000                           33,125
Noble Drilling Corp. (a)                                         1,000                           35,562
World Fuel Services Corp.                                        2,000                           48,000
                                                                                      ------------------
                                                                                      ------------------
                                                                                                116,687
                                                                                      ------------------
Retail - 11.4%
Paul Harris Stores (a)                                           3,000                           55,125
Pier One Imports Inc.                                            4,500                           82,125
Ross Stores                                                      1,100                           41,113
Stride Rite Corp.                                                1,000                           11,750
                                                                                      ------------------
                                                                                                190,113
                                                                                      ------------------
TOTAL COMMON STOCKS (Cost $1,906,819)                                                         1,677,546
                                                                                      ------------------

Money Market Securities - 3.4%                             Principal
Star Treasury 4.96% 10/31/97 (Cost $56,556)                     56,556                           56,556
                                                                                      ------------------

New Cap  Contrarian  Fund  (formerly  the MAXIM  Contrarian  Fund)  Schedule  of
Investments - October 31, 1997 - continued

OPTIONS - 4.4%
Short Options - (0.2%)
Description                Strike Price       Expiration   Contracts
3 Com                              $ 55      Jan. 1998               5                           $ (594)
AMGEN Inc.                           60      Jan. 1998               5                             (343)
Applied Magnetics Corp.              40      Jan. 1998              10                             (500)
Jabil Circuit Inc.                   70      Jan. 1998              10                           (1,938)
Paul Harris Stores Inc.              30      Apr. 1998              10                             (500)
                                                                                      ------------------
                                                                                      ------------------
                                                                                                  (3875)
                                                                                      ------------------
Long Options - 4.6%
DR Horten Inc.                       15      Nov. 1997              40                             3250
S&P Index 100                       860      Nov. 1997              20                           74,000
                                                                                      ------------------
                                                                                                 77,250
                                                                                      ------------------
TOTAL OPTIONS (Cost $69,057)                                                                     73,375
                                                                                      ------------------
TOTAL INVESTMENTS  - 107.5%  (Cost $2,032,432)                                              $ 1,807,477
Other Assets less liabilities (7.5%)                                                           (125,379)
                                                                                      ------------------
TOTAL NET ASSETS - 100.0%                                                                   $ 1,682,098
                                                                                      ==================

Legend
(a) non-income producing
(b) private placement

New Cap Contrarian Fund                                                              October 31, 1997
  (formerly the MAXIM Contrarian Fund)
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $2,032,432)                      $            1,807,477
Receivable for investments sold                                                           32,916
Dividends receivable                                                                          21
Interest receivable                                                                           83
                                                                            ---------------------
     Total assets                                                                      1,840,497

Liabilities
Payable to custodian bank                                          86,911
Payable for investments purchased                                  66,252
Accrued advisory fee                                                3,924
Accrued trustees' fees                                                498
Accrued distribution fees                                             799
Other payables and accrued expenses                                    15
                                                        ------------------
     Total liabilities                                                                   158,399
                                                                            ---------------------

Net Assets                                                                $            1,682,098
                                                                            =====================

Net Assets consist of:
Paid in capital                                                           $            1,879,057
Accumulated undistributed net realized gain                                               27,996
Net unrealized (depreciation) on investments                                            (224,955)
                                                                            ---------------------

Net Assets, for 192,025 shares                                            $            1,682,098
                                                                            =====================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($1,682,098/192,025)       $                    8.76
                                                                            =====================


New Cap  Contrarian  Fund  (formerly  the MAXIM  Contrarian  Fund)  Statement of
Operations for the year ended October 31, 1997


Investment Income
Dividend Income                                                                                         $            3,535
Interest Income                                                                                                      1,178
                                                                                                          -----------------
Total Income                                                                                                         4,713


Expenses
Management fee                                                                       $           43,568
12-B1 fees                                                                                        4,357
Trustees' fees                                                                                    1,337
                                                                                       -----------------
Total Expenses                                                                                                      49,262
                                                                                                          -----------------

Net Investment Income (Loss)                                                                                       (44,549)
                                                                                                          -----------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                               171,581
Net realized gain (loss) on options transactions                                                (75,762)
Change in net unrealized appreciation (depreciation) on investment securities                  (177,571)
                                                                                       -----------------
Net gain (loss)                                                                                                    (81,752)
                                                                                                          -----------------
Net increase (decrease) in net assets resulting from operations                                         $         (126,301)
                                                                                                          =================



New Cap Contrarian Fund (formerly the MAXIM Contrarian Fund)
Statement of Changes in Net Assets                                                                May 2, 1996
                                                                         For the year          (commencement of
                                                                          ended October 31,    operations) to October 31,
Increase/(Decrease) in Net Assets                                            1997                    1996
Operations
  Net investment income (loss)                                        $        (44,549)        $          (5,245)
  Net realized gain (loss) on securities transactions                          171,581                    (3,375)
  Net realized gain (loss) on options transactions                             (75,762)                  (19,899)
  Change in net unrealized appreciation (depreciation)                        (177,571)                  (47,384)
                                                                        ---------------        ------------------
  Net Increase (decrease) in net assets resulting from operations             (126,301)                  (75,903)
                                                                        ---------------        ------------------
Distributions to shareholders:
  From net investment income                                                         -                         -
  From net capital gains                                                             -                         -
                                                                        ---------------        ------------------
  Total distributions                                                                -                         -
                                                                        ---------------        ------------------
Share Transactions
  Net proceeds from sale of shares                                             762,466                 1,583,605
  Shares issued in reinvestment                                                      -                         -
  Shares redeemed                                                             (461,769)                        -
                                                                        ---------------        ------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                      300,697                 1,583,605
                                                                        ---------------        ------------------
  Total increase (decrease) in net assets                                      174,396                 1,507,702

Net Assets
  Beginning of period                                                        1,507,702                         -
                                                                        ---------------        ------------------
  End of period [including net investment income (loss) of
   of $(44,549) and $(5,245), respectively]                           $      1,682,098               $ 1,507,702
                                                                        ===============        ==================

New Cap Contrarian Fund (formerly the MAXIM Contrarian Fund)
Financial Highlights                                                                      May 2, 1996
                                                    For the year ended           (commencement of
Selected Per Share Data                                October 31,                 operations) to October 31,
                                                          1997                         1996

Net asset value,                                          $9.21                      $10.00
                                                     ---------------               -------------
  begining of period
Income from investment operations
  Net investment income                                    (0.22)                      (0.05)
  Net realized and unrealized gain (loss)                  (0.23)                      (0.74)
                                                     ---------------               -------------
Total from investment operations                           (0.45)                      (0.79)
                                                     ---------------               -------------
Less Distributions
  From net interest income                                    -                           -
  From net capital gain                                       -                           -
                                                     ---------------               -------------
Total distributions                                           -                           -
                                                     ---------------               -------------
Net asset value,
  end of period                                             $8.76                       $9.21

Total Return                                                (4.89)%                    (15.80)%(a)


Ratios and Supplemental Data
Net assets, end of period (000)                            $1,682                      $1,508
Ratio of expenses to
  average net assets                                         2.83%                       2.89(a)
Ratio of net investment income to
  average net assets                                        -2.56%                      -1.16(a)
Portfolio turnover rate                                       146%                         92%(a)
Average commission rate                                     0.0375                      0.0497

(a) annualized

                             NEW CAP CONTRARIAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997

1.  ORGANIZATION

On September 26, 1997, the Board of Trustess voted to change the name of the Maxim Contrarian to the New Cap Contrarian Fund, effective October 15, 1997. The New Cap Contrarian Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on December 26, 1995 and commenced operations on May 2, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the fund is provide maximum long term growth. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                             NEW CAP CONTRARIAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997


Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. However, for the taxable year ended October 31, 1996 the Fund did not qualify to be taxed as a "regulated investment company" for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" in subsequent years. This non-qualification had no effect on net asset value or tax owed by the Fund.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Newport Investment Advisors, Inc. (the "Adviser") to manage the Fund's investments. Kenneth M. Holeski, president and controlling shareholder of the Adviser, is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from November 1, 1996 through October 31, 1997, the Adviser has received a fee of $43,568 from the Fund.


                             NEW CAP CONTRARIAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997

NOTE 4.  CAPITAL SHARE TRANSACTIONS

     As of October 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at October 31, 1997 was $1,879,057.

     Transactions in capital stock were as follows:

                                                                  For the period from     For the period
                                                                      May 2, 1996        from May 2, 1996
                                                                    (Commencement of     (Commencement of
                                                                  Operations) through       Operations)
                       For the year ended    For the year ended     October 31, 1996          through
                        October 31, 1997      October 31, 1997                           October 31, 1996

                             Shares               Dollars                Shares               Dollars
     Shares sold             82,953               $762,466              163,713             $1,583,605
  Shares issued in
   reinvestment of
      dividends                 0                    0                     0                     0
   Shares redeemed          (54,641)             (461,769)                (0)                   (0)
                            --------             ---------                ---                   ---
                                28,312            $300,697             163,713              $1,583,605


NOTE 5. INVESTMENTS

For the period from November 1, 1997 (commencement of operations) through October 31, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $2,873,545 and $2,518,712, respectively. The gross unrealized appreciation for all securities totaled $189,426 and the gross unrealized depreciation for all securities totaled $414,381 for a net unrealized depreciation of $224,955. The aggregate cost of securities for federal income tax purposes at October 31, 1997 was $2,032,432. As of October 31, 1997 the Fund has invested 43.5% of its net assets in foreign securities.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                             NEW CAP CONTRARIAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1997

NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1997, Cheryl Holeski (wife of the President and controlling shareholder of Newport Investment Advisor) owns more than 25% of the fund.

NOTE 8. RECLASSIFICATIONS

In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of October 31, 1997 the fund recorded permanent book/tax differences of ($44,459) from undistributed net investment income to undistributed realized gain on investments. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                                           INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
New Cap Contrarian Fund

We have audited the accompanying statement of assets and liabili ties of New Cap Contrarian Fund (a member of the Ameriprime Fund series), including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets, and financial highlights for the year then ended and for the period from May 2, 1995 (commencement of operations) to October 31, 1996 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Cap Contrarian Fund as of October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from May 2, 1995 (commencement of operations) to October 31, 1996 in the period then ended, in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 17, 1997